Goldman Sachs Funds

CORE EQUITY FUNDS               Semi-Annual Report July 31, 1998

                                Long-term capital growth potential

                                through diversified portfolios of

                                stocks with attractive quantitative
[GRAPHIC]
                                and qualitative rankings.

                                                                   Goldman
                                                                   Sachs

MARKET OVERVIEW

Goldman Sachs CORE Equity Funds


Mutual funds, annuities, and
other investment products:

 . are not FDIC insured;

 . are not deposits or obligations
  of, or guaranteed by, any
  financial institution;

 . are subject to investment risks,
  including possible loss of the
  principal amount invested.


Dear Shareholder,

U.S. and European equity markets shrugged off Asian and Japanese market turbulence to turn in resoundingly positive performances during the period under review.

 . The U.S. Equity Market: Amidst Increasing Volatility, Market Continues Its
  Climb -- U.S. equities generated strong performance, rising into record territory during the final month of the review period. Throughout, the mantle of market leadership was held by mega-cap stocks, the largest and most liquid stocks in the Standard & Poor's 500 Index. Several factors -- including ongoing Asian market turbulence, benign inflation and concern about the sustainability of the current bull market -- made mega-caps the investment of choice among U.S. investors.

 . The International Equity Markets: European Markets Dominate -- Asian market turbulence and some profit taking in April had little impact on the performance of European stocks during the review period. Consolidation and merger and acquisition activity primarily drove the market, while converging European interest rates further abetted performance.

    In Japan, government-announced measures designed to prevent further deterioration of the economy briefly lifted low-priced stocks. In the weeks that followed, expectations for additional fiscal stimulus policy packages helped support the market intermittently. By period end, though, negative news on corporate fundamentals outweighed the market, causing its retreat.

    In Asia, renewed investor interest caused markets to rally in February. The rally, though, was brief. In the remaining months of the period, Asia's economies became further mired in recession in the wake of continuing regional political instability and a weakening Japanese economy.

 . Market Outlook -- In the U.S., an environment of moderate economic expansion and benign inflation points to a backdrop of positive performance for U.S. stocks. In Europe, corporate restructuring is generating strong earnings, and we believe there will be considerable pre- and post-monetary union merger and acquisition activity as companies seek critical mass in a single market. Additionally, increased investor interest in mutual funds and a tightening equity supply as companies increase their participation in share buyback programs should further benefit European stocks.

    Although Japan's near term earnings outlook does not look promising, longer term, we expect profit levels to edge up --especially for electronics-related companies, given the expected recovery of the personal computer. We are less sanguine about domestic demand-related stocks, for we believe strong recovery in the domestic market is not yet in the offing. Finally, we intend to keep a close eye on markets in Asia. Although we expect that the pace of bankruptcy and balance sheet restructuring will increase -- which is positive for the region in the long term -- Japan's weakening yen is a near-term negative for Asia's currencies and markets.

    We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.


  Sincerely,

  /s/ David B. Ford                    /s/ John P. McNulty

  David B. Ford                        John P. McNulty
  Co-Head, Goldman Sachs               Co-Head, Goldman Sachs
  Asset Management                     Asset Management


  August 31, 1998

                                                                     FUND BASICS


CORE U.S. Equity Fund
as of July 31, 1998


Assets Under Management

     $955 Million

  Number of Holdings
        172

   NASDAQ SYMBOLS

   Class A Shares

        GSSQX

   Class B Shares

        GSSBX

   Class C Shares

        GSUSX

 Institutional Shares

        GSELX

    Service Shares

        GSESX


--------------------------------------------------------------------------------
PERFORMANCE REVIEW
--------------------------------------------------------------------------------
January 31, 1998-            Fund Total Return
July 31, 1998               (based on NAV)/1/               S&P 500 Index /2/
--------------------------------------------------------------------------------
Class A                           13.69%                          15.18%
Class B                           13.45%                          15.18%
Class C                           13.41%                          15.18%
Institutional                     14.04%                          15.18%
Service                           13.76%                          15.18%
--------------------------------------------------------------------------------
/1/ The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.
    The Fund's performance assumes the investment of dividends and other distributions.

/2/ The S&P 500 Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

--------------------------------------------------------------------------------
SEC TOTAL RETURN
--------------------------------------------------------------------------------

For the period ended
7/31/98               Class A   Class B   Class C   Institutional Service
--------------------------------------------------------------------------------
Last 6 Months          7.43%     8.45%     12.42%       14.04%     13.76%
One Year/4/            9.96%    10.34%      N/A         17.08%     16.49%
Five Years/4/         20.93%     N/A        N/A          N/A       22.37%
Since Inception       16.11%/4  24.49%/4/  17.82        27.66%/4/  17.07%/4/,/5/
                     (5/24/91)  (5/1/96)  (8/15/97)    (6/15/95)  (5/24/91)
--------------------------------------------------------------------------------
/3/ The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years). The public offering price of the Class A shares on 7/31/98 was $31.99 and represents the NAV plus the maximum sales charge of 5.5%.
/4/ The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).
/5/ Performance data for Service shares prior to 6/7/96 is that of Class A shares (excluding the impact of front-end sales charges applicable to Class A shares since Service shares are not subject to any sales charges). Performance of Class A shares of the CORE U.S. Equity Fund reflects the expenses applicable to the Fund's Class A shares. The fees applicable to Services shares are different from those applicable to Class A shares which impact performance ratings and rankings for a class of shares.

--------------------------------------------------------------------------------
TOP 10 COMPANY HOLDINGS AS OF 7/31/98
--------------------------------------------------------------------------------
Company Holding                 % of Total Net Assets        Line of Business
--------------------------------------------------------------------------------
General Electric Co.                    3.1%                 Financial
International Business Machines, Inc.   2.9%                 Technology
Chase Manhattan Corp.                   1.9%                 Financial
Exxon Corp.                             1.7%                 Energy
AMR Corp.                               1.7%                 Transportation
Travelers Group, Inc.                   1.7%                 Financial
Microsoft Corp.                         1.6%                 Technology
American International Group, Inc.      1.6%                 Financial
AT&T Corp.                              1.5%                 Telecommunications
Travelers Property & Casualty Corp.     1.4%                 Financial
--------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE OVERVIEW

CORE U.S. Equity Fund


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE U.S. Equity Fund for the six-month period ended July 31, 1998.


  Performance Review

  For the six-month period ended July 31, 1998, the Fund's share classes underperformed the 15.18% cumulative total return of the Fund's benchmark, the S&P 500 Index. However, all of the Fund's share classes significantly outperformed the 9.07% cumulative total return of its peers, as represented by the Lipper Growth and Income Fund peer group average.

  The Fund's underperformance is attributable to several factors. Much of the S&P 500's performance was concentrated in relatively few big stocks, and, in general, the smaller the company, the more disappointing the performance. Although the average company in the portfolio was the same size as those in the benchmark, the Fund was overweight in smaller stocks versus the benchmark. This accounted for a good portion of the Fund's underperformance. In addition, the Fund's proprietary multi-factor model's emphasis on value and low risk did not pay off, as the stocks that performed well over this period tended to be high P/E, high price/book, high beta stocks with good momentum.


  Portfolio Positioning

  The CORE investment process analyzes each stock based upon its value, momentum and risk characteristics as well as a fundamental research assessment. Throughout the period under review, the Fund placed above-average emphasis on the Value and Research themes, and underweighted the Low Risk theme. This stance was assumed given the cautionary conditions that have been in existence for several months, including increased market volatility, low risk premiums and a slowing economy.

  Of the four themes that make up the model, only Momentum and Research fared well over the period. Although Value's contribution was minimal, it was still positive. Finally, with regard to our Low Risk theme, higher risk stocks generated the most positive performance, counter to our expectations.


  Portfolio Highlights

 . Noteworthy company performance spanned a diverse group of sectors.
  Examples include the following.

 . Several of the Fund's positions in media and communications generated strong returns, including Tele Communications Inc. (up 49.11%) and WorldCom Inc. (up 47.64%).

 . Financial companies such as Morgan Stanley Dean Witter (up 49.83%),
  Merrill Lynch & Co. Inc. (up 55.64%) and Citicorp (up 43.91%) generated positive performance over the period.

 . Pharmaceutical holdings such as Warner Lambert Co. (up 51.88%) and
  Pfizer Inc. (up 34.87%) produced strong results.

                                                            PERFORMANCE OVERVIEW


The Goldman Sachs

CORE U.S. Equity Fund seeks

long-term capital growth

and dividend income by

investing in a broadly

diversified portfolio of

large-cap and blue-chip equity

securities represent-

ing all major sectors of

the U.S. economy.


        CORE INVESTMENT PORCESS (Computer Optimized, Research Enhanced)

       Computer Optimized                        Research Enhanced
--------------------------------------   --------------------------------------
               |                                         |
 . Risk management tools designed         . Fundamental Research from
  to minimize industry and style           Goldman Sachs' Global Investment
  risk.                                    Research Department and other
                                           research sources.
 . Emphasis on stock selection with
  attention to attractive quantitative   . Quantitative insights from
  and qualitative ratings.                 proprietary multi-factor model
                                           rank each stock by its value,
 . Construct portfolio with maximum         momentum and risk characteristics.
  expected return forecast within
  risk guidelines.
                                       |
                                       |
                                 CORE Process
          ----------------------------------------------------------
          Result: A risk-controlled portfolio grounded by a rigorous quantitative model and enhanced by fundamental research.


  Portfolio Outlook

  The model uses a dynamic weighting scheme that translates current economic conditions into tangible data that identifies which factors should be emphasized or avoided. The current market is characterized by a strong but slowing economy, a low dividend yield, a flat yield curve, below-average equity risk and market default premia, and increasingly higher market volatility. Therefore, the Fund's management team is placing a higher-than-average weight on fundamental Research factors (such as quality of management) and less emphasis on Growth and Momentum factors. The Value theme is presently weighted at just about its long-term average.

  We thank you for your investment and look forward to your continued confidence.


  Goldman Sachs Quantitative Equity Investment Team

  August 31, 1998

FUND BASICS


CORE Large Cap Growth Fund
as of July 31, 1998


Assets Under Management

     $318 Million


   Number of Holdings

          119


     NASDAQ SYMBOLS

     Class A Shares

         GLCGX


     Class B Shares

         GCLCX


     Class C Shares

         GLCCX


  Institutional Shares

         GCGIX


    Service Shares

         GSCLX


--------------------------------------------------------------------------------
PERFORMANCE REVIEW
--------------------------------------------------------------------------------

January 31, 1998-            Fund Total Return               Russell 1000
July 31, 1998                (based on NAV)/1/              Growth Index/2/
--------------------------------------------------------------------------------
Class A                            16.54%                       16.11%
Class B                            16.19%                       16.11%
Class C                            16.01%                       16.11%
Institutional                      16.71%                       16.11%
Service                            16.40%                       16.11%
--------------------------------------------------------------------------------

/1/ The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund's performance assumes the investment of dividends and other distributions.

/2/ The Russell 1000 Growth Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.

--------------------------------------------------------------------------------
SEC TOTAL RETURN/3/
--------------------------------------------------------------------------------

For the period
ended 7/31/98       Class A     Class B   Class C    Institutional/4/  Service
--------------------------------------------------------------------------------
Last 6 Month/3/      10.10%     11.19%     15.01%       16.71%         16.40%
One Year/4/          14.04%     14.77%      N/A         20.99%         20.46%
Five Years/5/        26.39%      N/A        N/A         27.85%         27.72%
Since Inception      20.96%/5/  30.14%/5/  20.27%/3/    22.05%/5/      21.95%/5/
                    (11/11/91) (5/1/97)   (8/15/97)    (11/11/91)     (5/1/97)
--------------------------------------------------------------------------------
/3/ The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of the Class A shares on 7/31/98 was $14.76 and represents the NAV plus the maximum sales charge of 5.5%.

/4/ Performance data for Institutional shares prior to May 1, 1997 (commencement of operations) is that of Class A shares. Class A share performance for such period is that of a predecessor separate account (which converted into Class A shares) adjusted to reflect the higher fees and expenses applicable to the Fund's Class A shares. Although the predecessor separate account was managed by Goldman Sachs Asset Management in a manner and pursuant to investment objectives in all material respects equivalent to management and investment objectives of the CORE Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940 (the "Act") and was not subject to certain investment restrictions imposed by the Act. If it had registered under the Act, performance might have been adversely affected.

/5/ The SEC Average Annual Total Return is determined by computing the annual percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects sales charges.


--------------------------------------------------------------------------------
TOP 10 COMPANY HOLDINGS AS OF 7/31/98
--------------------------------------------------------------------------------

Company Holding                 % of Total Net Assets   Line of Business
--------------------------------------------------------------------------------
International Business
  Machines, Inc.                       4.7%             Technology
Coca Cola Co.                          4.7%             Consumer (non-cyclical)
Pfizer, Inc.                           4.4%             Health Care
Lucent Technologies, Inc.              4.3%             Technology
Warner-Lambert Co.                     3.6%             Health Care
Bristol-Myers Squibb Co.               3.5%             Health Care
Microsoft Corp.                        3.5%             Technology
Safeway, Inc.                          2.7%             Consumer (non-cyclical)
Travelers Group, Inc.                  2.6%             Financial
General Electric Co.                   2.5%             Financial
--------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                            PERFORMANCE OVERVIEW

CORE Large Cap Growth Fund


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE Large Cap Growth Fund for the six-month period ended July 31, 1998.


  Performance Review

  For the six-month period ended July 31, 1998, the Fund's Class A, B, Institutional and Service shares outperformed the 16.11% cumulative total return of the Fund's benchmark, the Russell 1000 Growth Index. The Fund's Class C shares slightly underperformed the Index due to expenses. All of the Fund's share classes outperformed the 11.82% cumulative total return of the Fund's peers, as represented by the Lipper Growth Fund peer group average. The Fund's outperformance is mainly attributable to specific stock selection. Although the risk characteristics of the positions held by the Fund were similar to those tracked by the benchmark, our stock selection process produced better results. Additionally, our emphasis on the Momentum theme contributed to the Fund's positive performance.


  Portfolio Positioning

  The CORE investment process analyzes each stock based upon its value, momentum and risk characteristics as well as a fundamental research assessment. Throughout the period under review, the Fund placed above-average emphasis on the Value and Research themes, and underweighted the Momentum and Low Risk themes. This stance was assumed given the conditions that have been in existence for several months, including low risk premiums and a slowing economy.

 . In general, the position on Momentum, combined with the qualitative stock insights provided by Goldman Sachs Global Investment Research Department as well as consensus opinions, produced positive performance results.

 . The Low Risk and Value themes, however, detracted from performance, as higher risk and more richly valued stocks generally fared best in the market environment.


  Portfolio Highlights

  Noteworthy company performance spanned a diverse group of sectors. Examples include the following.

 . Financial companies such as MORGAN STANLEY DEAN WITTER (up 49.83%), MERRILL
  LYNCH & CO. INC. (up 55.64%) and SUNAMERICA INC. (up 53.56%) generated strong performance over the period.

 . Consumer services holdings that contributed substantially to performance included INGRAM MICRO INC. (up 67.71%), WAL-MART STORES Inc. (up 59.01%) and GAP INC. (up 52.95%).

 . WARNER LAMBERT CO. (up 51.88%) and PFIZEr INC. (up 34.87%), both healthcare holdings, generated positive returns over the six-month period.

PERFORMANCE OVERVIEW


The Goldman Sachs

CORE Large Cap Growth Fund

seeks long-term capital growth,

primarily by investing in a

broadly diversified portfolio

of equity securities that are

expected to have better

prospects for earnings growth

than the growth rate of the

general domestic economy.



        CORE INVESTMENT PROCESS (Computer Optimized, Research Enhanced)

         Computer Opimized                         Research Enhanced
                 |                                         |
--------------------------------------    -------------------------------------
 . Risk management tools designed
  to minimize industry and style risk.    . Fundamental Research from
                                            Goldman Sachs' Global Investment
 . Emphasis on stock selection with          Research Department and other
  attention to attractive quantitative      research sources.
  and qualitative ratings.
                                          . Quantitative insights from
 . Construct portfolio with maximum          proprietary multi-factor model rank
  expected return forecast within           each stock by its value, momentum
  risk guidelines.                          and risk characteristics.

                                       |
                                       |
                                 CORE Process
          ----------------------------------------------------------
          Result: A risk-controlled portfolio grounded by a rigorous quantitative model and enhanced by fundamental research.


  Portfolio Outlook

  The model uses a dynamic weighting scheme that translates current economic conditions into tangible data that identifies which factors should be emphasized or avoided. The current market is characterized by a strong but slowing economy, a low dividend yield, a flat yield curve, below-average equity risk and market default premia, and high market volatility. Presently, the model that determines which themes to emphasize has led us to assign a higher-than-average weight to fundamental Research factors (such as quality of management) and lower-than-average weight to Low Risk. Value and Momentum factors are currently accorded an average representation.

  We thank you for your investment and look forward to your continued confidence.


  Goldman Sachs Quantitative Equity Investment Team

  August 31, 1998

                                                                     FUND BASICS


CORE Small Cap Equity Fund
as of July 31, 1998


Assets Under Management

    $85 Million


Number of Holdings

       193


  NASDAQ SYMBOLS

  Class A Shares

       GCSAX


  Class B Shares

       GCSBX


   Class C Shares

       GCSCX


Institutional Shares

       GCSIX


    Service Shares

       GCSSX


--------------------------------------------------------------------------------
PERFORMANCE REVIEW
--------------------------------------------------------------------------------
January 31, 1998-               Fund Total Return          Russell 2000 Index/2/
July 31, 1998                  (based on NAV)/1/
--------------------------------------------------------------------------------
Class A                              1.04%                     -2.04%
Class B                              0.66%                     -2.04%
Class C                              0.66%                     -2.04%
Institutional                        1.13%                     -2.04%
Service                              0.94%                     -2.04%
--------------------------------------------------------------------------------
/1/ The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares.
    The Fund's performance assumes the investment of dividends and other distributions.

/2/ The Russell 2000 Index (with dividends reinvested) figures do not reflect any fees or expenses. In addition, investors cannot invest directly in the Index.


--------------------------------------------------------------------------------
SEC CUMULATIVE TOTAL RETURN/3/
--------------------------------------------------------------------------------

For the period ended
7/31/98               Class A   Class B   Class C   Institutional  Service
--------------------------------------------------------------------------------
Last 6 Months          -4.55%    -4.34%    -0.34%       1.13%       0.94%
Since Inception         1.58%     1.75%     5.87%       7.77%       7.47%
8/15/97
--------------------------------------------------------------------------------
/3/ The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for the specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of the Class A shares on 7/31/98 was $11.32 and represents the NAV plus the maximum sales charge of 5.5%.


--------------------------------------------------------------------------------
TOP 10 COMPANY HOLDINGS AS OF 7/31/98
--------------------------------------------------------------------------------

Company Holding                 % of Total Net Assets        Line of Business
--------------------------------------------------------------------------------
Hartford Life, Inc.                     2.2%                 Financial
Sabre Group Holdings, Inc.              1.6%                 Commercial Services
FirstFed Financial Corp.                1.6%                 Financial
World Color Press Co.                   1.5%                 Consumer Services
Bindley Wester Industries, Inc.         1.4%                 Health Care
Nationwide Financial Services, Inc.     1.3%                 Financial
Lennar Corp                             1.2%                 Consumer (cyclical)
CHS Electronics, Inc.                   1.1%                 Technology
Abercrombie  & Fitch Co.                1.1%                 Consumer (cyclical)
Interim Services, Inc.                  1.1%                 Commercial Services
--------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE OVERVIEW


CORE Small Cap Equity Fund


Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs CORE Small Cap Equity Fund for the six-month period ended July 31, 1998.


  Performance Review

  For the six-month period ended July 31, 1998, the Fund outperformed the -2.04% cumulative total return of its benchmark, the Russell 2000 Index. In addition, the Fund outperformed the 0.34% cumulative total return of its peers, as represented by the Lipper Small Cap Fund peer group average. The Fund's outperformance is primarily due to specific stock selection. Although the risk characteristics of the positions held by the Fund were similar to those tracked by the benchmark, our stock selection process produced better results. Additionally, our emphasis on the Momentum theme contributed to the Fund's positive performance.


  Portfolio Positioning

  The CORE investment process analyzes each stock based upon its value, momentum and risk characteristics as well as a fundamental research assessment. Throughout the period under review, the fund placed above-average emphasis on the Value and Research themes, and underweighted the Momentum and Low Risk themes. We assumed this stance given the cautionary conditions that have been in existence for several months, including increased market volatility, low risk premiums and a slowing economy.

 . In general, our position on Momentum, combined with the qualitative stock insights provided by Goldman Sachs Global Investment Research Department and consensus opinions, produced positive performance results.

 . The Low Risk and Value themes, however, did not significantly help performance, as higher risk and more richly valued stocks generally fared best in the market environment.


  Portfolio Highlights

  Noteworthy company performance spanned a diverse group of sectors. Examples include the following.

 . In the consumer services sector, BEST BUY INC. (up 84.24%), ABERCROMBIE &
  FITCH CO. (up 49.20%) and GOODYS FAMILY CLOTHING INC. (up 51.09%) generated strong performance during the period under review.

 . The Fund benefited from the strong performance of financial companies such as ALBANK FINANCIAL CORP. (up 53.53%), NATIONWIDE FINANCIAl SERVICES INC. (up 48.84%) and AMERICREDIT CORP. (up 39.18%).

 . Consumer nondurables such as DEPARTMENT 56 INC. (up 22.64%) and U.S. RENTALS
  INC. (up 43.58%) performed well over the period.

                                                            PERFORMANCE OVERVIEW


The Goldman Sachs

CORE Small Cap Equity Fund

seeks long-term capital growth

by investing primarily in a

broadly diversified portfolio

of equity securities of U.S.

issuers that are included in

the Russell 2000 Index at the

time of investment.

       CORE INVESTMENT PROCESS (Computer Optimized, Research Enchanced)

      Computer Optimized                           Research Enhanced
               |                                           |
-------------------------------------      -----------------------------------
 . Risk management tools designed           . Fundamental Research from
  to minimize industry and                   Goldman Sachs' Global
  style risk.                                Investment Research
                                             Department and other
 . Emphasis on stock selection with           research sources.
  attention to attractive
  quantitative and qualitative             . Quantitative insights from
  ratings.                                   proprietary multi-factor model
                                             rank each stock by its value,
 . Construct portfolio with                   momentum and risk characteristics.
  maximum expected return
  forecast within risk guidelines.

                                       |
                                       |
                                 CORE Process
          -----------------------------------------------------------
          Result: A risk-controlled portfolio grounded by a rigorous quantitative model and enhanced by fundamental research. Research Enhanced Computer Optimized


  Portfolio Outlook

  The model uses a dynamic weighting scheme that translates current economic conditions into tangible data that identifies which factors should be emphasized or avoided. The current market is characterized by a strong but slowing economy, a low dividend yield, a flat yield curve, below-average equity risk and market default premia, and high market volatility. Presently, the model that determines which themes to emphasize has led us to assign a higher-than-average weight to fundamental Research factors (such as quality of management) and lower-than-average weight to Low Risk. Value and Momentum factors are currently accorded an average representation.

  We thank you for your investment and look forward to your continued confidence.


  Goldman Sachs Quantitative Equity Investment Team

  August 31, 1998

FUND BASICS


CORE International Equity Fund
as of July 31, 1998


Assets Under Management

     $245 Million


  Number of Holdings

         194


    NASDAQ SYMBOLS

    Class A Shares

        GCIAX


    Class B Shares

        GCIBX


    Class C Shares

        GCICX


  Institutional Shares

        GCIIX


     Service Shares

        GCSIX


--------------------------------------------------------------------------------
PERFORMANCE REVIEW
--------------------------------------------------------------------------------

January 31, 1998-             Fund Total Return             MSCI EAFE Index/2/
July 31, 1998                 (based on NAV)/1/
--------------------------------------------------------------------------------
Class A                            9.75%                           12.13%
Class B                            9.55%                           12.13%
Class C                            9.54%                           12.13%
Institutional                     10.06%                           12.13%
Service                            9.97%                           12.13%
--------------------------------------------------------------------------------
/1/ The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares. The Fund's performance assumes the investment of dividends and other distributions.

/2/ The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far
    East (EAFE) Index is a market capitalization weighted composite of securities in 21 developed markets, including Australia, Austria, Belgium, Denmark, Finland, Germany, Hong Kong, Ireland, Italy, Japan and the United Kingdom. Total returns are calculated without dividends reinvested. Investors cannot invest directly in the Index. The Index figures do not reflect any fees or expenses.


-------------------------------------------------------------------------------
SEC CUMULATIVE TOTAL RETURN/3/
-------------------------------------------------------------------------------
For the period ended 7/31/98  Class A  Class B  Class C  Institutional  Service
-------------------------------------------------------------------------------
Last 6 Months                  3.68%    4.56%    8.54%     10.06%        9.97%
Since Inception               -4.21%   -4.10%    0.00%      1.86%        1.50%
(8/15/97)
-------------------------------------------------------------------------------
/3/ The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of the Class A shares on 1/31/98 was $9.77 and represents the NAV plus the maximum sales charge of 5.5%.

-------------------------------------------------------------------------------
TOP 10 COMPANY HOLDINGS AS OF 7/31/98
-------------------------------------------------------------------------------
                     % of Total
Company Holding      Net Assets      Country       Line of Business
-------------------------------------------------------------------------------
BASF AG                 3.1%         Germany          Chemicals
ING Groep NV            2.7%         Netherlands      Financial
Hitachi                 2.5%         Japan            Electronics
British Telecom         2.4%         United Kingdom   Telecommunications
Commerzbank AG          2.1%         Germany          Financial
Nokia AB                2.0%         Finland          Electronics
Suez-Lyonnaise Eaux     1.8%         France           Business Services
Merck Kg aa             1.6%         Germany          Health Care
Axa-Uap                 1.5%         France           Insurance
Telefonica de Espana    1.5%         Spain            Telecommunications
-------------------------------------------------------------------------------

The top 10 holdings may not be representative of the Fund's future investments.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                            PERFORMANCE OVERVIEW

CORE INTERNATIONAL EQUITY FUND


Dear Shareholders,

We are pleased to report on the performance of the Goldman Sachs CORE International Equity Fund for the six-month period ended July 31, 1998.


  Performance Review

  For the six-month period ended July 31, 1998, the Fund generated good performance across all share classes. Nonetheless, the Fund did underperform the 12.31% cumulative total return of the its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index.

  Consistent with its investment style, the Fund's performance during the period was primarily driven by stock selection and country allocations. In general, the performance was helped by an overweight position in Finland and an overweight position in the U.S. Further abetting performance was specific stock selection in the UK, Italy and the Netherlands. Conversely, the Fund's overweight positions in Malaysia and Hong Kong, as well as specific stock selection in Finland, Japan and Malaysia, generally detracted from performance.


  Regional Allocations

  Continental Europe was the most attractive region early in the period, primarily due to positive valuations and market sentiment. However, during the period our focus shifted to Japan's equity market due to attractive valuations. We were neutral in Asia (excluding Japan), which is attractive from a valuation standpoint, but unattractive based on momentum.

  The Fund was fully invested in equities throughout the period.


  Sector Allocations

  In general, the Fund's sector exposure approximated that of its benchmark, the MSCI EAFE Index. Slight differences in weightings are more a result of the Fund's bottom-up stock selection process, than of any economic forecast for specific sectors. With this in mind, as of July 31, 1998, the energy, services and consumer goods sectors were slightly underweighted versus the benchmark, whereas slight overweightings existed in the capital equipment, materials and finance sectors.


  Portfolio Highlights

  Noteworthy company performance spanned a diverse group of countries and sectors. Examples include the following.

 . Banking and insurance companies such as BANK AUSTRIA (Austria), AXA (France) and SOCIETE GENERALE (France) generated strong performance over the period.

 . Telecommunications companies that contributed substantially to performance included DEUTSCHE TELEKOM (Germany), TELEFONICA (Spain) and TELE DANMARK (Denmark).

 . LABINAL (France) and NOKIA (Finland), both electric equipment companies, generated positive returns over the six-month period.

PERFORMANCE OVERVIEW



The Goldman Sachs

CORE International Equity

Fund seeks long-term capital

appreciation, primarily

through equity securities of

large-cap companies that are

organized or whose securities

are principally traded outside

the United States.



                     CORE INTERNATIONAL INVESTMENT PROCESS
                    (Computer Optimized, Research Enhanced)

                                       1
                               Forecast Returns
                                       |
--------------------------------------------------------------------------------
 . Countries, currencies and                . Common investment themes
  individual stocks.                         (Value, Momentum and Risk).

                                       2
                        Construct Efficient Portfolios
                                       |
--------------------------------------------------------------------------------
 . Maximize expected return                 . Construct a portfolio using
  for a given level of risk.                 stock return forecasts and
                                             optimal country weights.
 . Determine optimal country
  weights using equity market              . Mirror benchmark exposures
  and currency return forecasts.             to common risk factors
                                             (style and industries).

                                      3
                       Monitor Holdings and Performance
                                      |
--------------------------------------------------------------------------------
 . Continually review return                . Adjust positions as needed.
  forecasts and portfolio risk.
                                           . Verify sources of value added.


  Portfolio Outlook

  The CORE investment process analyzes each stock and country equity market based upon Value and Momentum characteristics. Active positions in individual equities and countries reflect these themes. Near term, we intend to maintain an overweight position in Japan and an underweight position in the UK, primarily for valuation reasons. Additionally, we will continue to overweight continental Europe, and will remain neutral on Asia (excluding Japan).

  We thank you for your investment and look forward to your continued confidence.


  Goldman Sachs Quantitative Equity Investment Team

  August 31, 1998

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND

Performance Summary
July 31, 1998 (Unaudited)

 The following graph shows the value as of July 31, 1998, of a $10,000 invest-ment made (with the maximum sales charge of 5.5% in Class A shares) on May 24, 1991 (commencement of operations). For comparative purposes, the perfor-mance of the Fund's benchmark (the Standard and Poor's 500 Index ("S&P 500 Index")) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctu-ate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Serv-ice shares will vary from Class A due to differences in fees and loads.

 CORE U.S. EQUITY FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED MAY 24, 1991 TO JULY 31, 1998

 LOGO
GS-CORE US Equity Cl A
Inception Date 05/24/91
                     S&P 500           Fund
                                    --------
MAY 24/91              10,000         9,450
MAY                    10,377         9,626
JUNE                    9,902         9,099
JULY                   10,363         9,586
AUG                    10,609         9,860
SEPT                   10,431         9,726
OCT                    10,571         9,586
NOV                    10,145         9,273
DEC                    11,306        10,384
JAN/92                 11,095        10,116
FEB                    11,239        10,237
MAR                    11,020         9,894
APR                    11,343        10,069
MAY                    11,399        10,055
JUNE                   11,229         9,632
JULY                   11,688         9,847
AUG                    11,449         9,625
SEPT                   11,583         9,773
OCT                    11,623         9,827
NOV                    12,019        10,277
DEC                    12,167        10,381
JAN/93                 12,268        10,551
FEB                    12,436        10,606
MAR                    12,698        10,960
APR                    12,391        10,462
MAY                    12,722        10,653
JUNE                   12,760        10,824
JULY                   12,708        10,701
AUG                    13,191        11,103
SEPT                   13,089        11,180
OCT                    13,360        11,517
NOV                    13,233        11,306
DEC                    13,393        11,705
JAN/94                 13,848        12,147
FEB                    13,472        11,979
MAR                    12,885        11,438
APR                    13,050        11,735
MAY                    13,264        11,720
JUNE                   12,939        11,461
JULY                   13,364        11,933
AUG                    13,912        12,315
SEPT                   13,572        11,969
OCT                    13,878        12,227
NOV                    13,372        11,734
DEC                    13,570        11,857
JAN/95                 13,922        12,013
FEB                    14,465        12,465
MAR                    14,893        12,811
APR                    15,331        13,312
MAY                    15,944        13,855
JUNE                   16,314        14,266
JULY                   16,855        14,833
AUG                    16,898        14,883
SEPT                   17,611        15,474
OCT                    17,547        15,358
NOV                    18,318        15,878
DEC                    18,671        16,035
JAN/96                 19,306        16,654
FEB                    19,486        16,933
MAR                    19,673        17,111
APR                    19,962        17,314
MAY                    20,477        17,704
JUNE                   20,555        17,746
JULY                   19,646        16,882
AUG                    20,061        17,179
SEP                    21,190        17,973
OCT                    21,775        18,544
NOV                    23,421        19,865
DEC                    22,957        19,462
JAN/97                 24,392        20,620
FEB                    24,583        20,682
MAR                    23,573        19,904
APR                    24,978        21,053
MAY                    26,499        22,203
JUNE                   27,686        23,220
JULY                   29,890        25,174
AUG                    28,216        23,971
SEP                    29,762        25,237
OCT                    28,768        24,239
NOV                    30,100        25,077
DEC                    30,618        25,651
JAN '98                30,957        25,767
FEB                    33,189        27,715
MAR                    34,889        29,265
APR                    35,241        29,556
MAY                    34,635        29,042
JUNE                   36,041        30,021
JULY                   35,656        29,294


                                 SINCE INCEPTION
                                    OF CLASS     FIVE YEARS ONE YEAR SIX MONTHS
  AVERAGE ANNUAL TOTAL RETURN THROUGH JULY 31, 1998
  CLASS A (COMMENCED MAY 24, 1991)
  Excluding sales charges                 17.02%     22.30%   16.37%     13.69%
  Including sales charges                 16.11%     20.93%    9.96%      7.43%
 ------------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1, 1996)
  Excluding redemption charges            25.64%        n/a   15.81%     13.45%
  Including redemption charges            24.49%        n/a   10.34%      8.45%
 ------------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997)(A)
  Excluding redemption charges            18.92%        n/a      n/a     13.41%
  Including redemption charges            17.82%        n/a      n/a     12.42%
 ------------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COM-
  MENCED JUNE 15, 1995)                   27.66%        n/a   17.08%     14.04%
 ------------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED JUNE
  7, 1996)                                26.21%        n/a   16.49%     13.76%
 ------------------------------------------------------------------------------

 (a) Represents cumulative total return since the class has not been in opera-tion for a full 12 months.

GOLDMAN SACHS CORE U.S. EQUITY FUND
Statement of Investments
July 31, 1998 (Unaudited)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES  DESCRIPTION                             VALUE

 COMMON STOCKS - 97.6%
  ADVERTISING & MARKETING - 0.4%
   91,200 Valassis Communications, Inc.*    $  3,459,900
 -------------------------------------------------------
  AEROSPACE/DEFENSE - 2.4%
   73,800 Allied Signal, Inc.                  3,210,300
  112,000 Coltec Industries, Inc.*             1,911,000
  257,800 General Motors Corp. Class H        10,988,725
   36,200 Textron, Inc.                        2,674,275
   42,600 United Technologies Corp.            4,081,613
                                            ------------
                                              22,865,913
 -------------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 1.0%
  123,400 Case Corp.                           4,187,888
   57,600 Caterpillar, Inc.                    2,793,600
   73,700 Deere & Co.                          2,961,819
                                            ------------
                                               9,943,307
 -------------------------------------------------------
  AIRLINES - 3.4%
   86,500 Alaska Air Group, Inc.*              3,622,188
  335,700 America West Holdings Corp.*         8,077,781
  229,800 AMR Corp.*                          16,416,338
   36,600 Delta Air Lines, Inc.                4,483,500
                                            ------------
                                              32,599,807
 -------------------------------------------------------
  AUTO/VEHICLE - 2.4%
   73,300 Avis Rent A Car Inc.*                1,892,056
  181,200 Ford Motor Co.                      10,317,075
  143,000 General Motors Corp.                10,340,688
                                            ------------
                                              22,549,819
 -------------------------------------------------------
  BANKS - 6.8%
   47,100 Bank of New York, Inc.               3,014,400
   91,000 BankAmerica Corp.                    8,167,250
  238,200 Chase Manhattan Corp.               18,013,875
   25,200 Citicorp                             4,284,000
   38,100 Comerica, Inc.                       2,566,988
   33,600 First Chicago NBD Corp.              2,816,100
   97,100 First Union Corp.                    5,850,275
  168,762 NationsBank Corp.                   13,458,770
   83,400 U.S. Bancorp                         3,836,400
    7,600 Wells Fargo & Co.                    2,704,650
                                            ------------
                                              64,712,708
 -------------------------------------------------------
  BROADCAST MEDIA - 0.8%
  105,900 Viacom Inc. Class B*                 7,254,150
 -------------------------------------------------------
  BUSINESS SERVICES - 0.6%
   47,300 Automatic Data Processing, Inc.      3,201,619
   95,200 Interim Services, Inc.*              2,475,200
  190,400 R.H. Donnelley Corp.*                  523,600
                                            ------------
                                               6,200,419
 -------------------------------------------------------
  CHEMICAL PRODUCTS - 2.3%
  134,700 Crompton & Knowles Corp.             3,148,613
   45,100 Dow Chemicals Co.                    4,092,825
 -------------------------------------------------------

  SHARES  DESCRIPTION                                   VALUE

 COMMON STOCKS - (CONTINUED)
  CHEMICAL PRODUCTS - (CONTINUED)
   77,300 Du Pont (E.I.) de Nemours & Co.         $  4,792,600
   98,900 IMC Global, Inc.                           2,528,131
  154,700 Lyondell Petrochemical Co.                 3,790,150
  130,400 Solutia, Inc.                              3,871,250
                                                  ------------
                                                    22,223,569
 -------------------------------------------------------------
  COMPUTER SERVICES/SOFTWARE - 0.3%
   64,800 Synopsys, Inc.*                            2,462,400
 -------------------------------------------------------------
  COMPUTERS/COMPUTER PERIPHERALS & SOFTWARE -
  0.6%
   62,800 Eastman Kodak Co.                          5,283,050
 -------------------------------------------------------------
  COMPUTERS/OFFICE - 4.3%
  209,300 International Business Machines, Inc.     27,732,250
  123,300 Xerox Corp.                               13,015,856
                                                  ------------
                                                    40,748,106
 -------------------------------------------------------------
  CONGLOMERATES - 0.2%
   33,000 Tyco International Ltd.                    2,043,938
 -------------------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 0.7%
   19,800 ACX Technologies, Inc.*                      372,488
   81,200 Fluor Corp.                                3,415,475
   52,100 USG Corp.*                                 2,676,638
                                                  ------------
                                                     6,464,601
 -------------------------------------------------------------
  CONSUMER GOODS - 0.8%
  173,600 American Greetings Corp.                   8,018,150
 -------------------------------------------------------------
  CONSUMER PRODUCTS - 1.4%
   85,700 Johnson & Johnson                          6,620,325
   32,400 Sara Lee Corp.                             1,624,050
   79,900 Unilever NV                                5,553,050
                                                  ------------
                                                    13,797,425
 -------------------------------------------------------------
  CONSUMER STAPLES - 1.5%
   85,400 Gillette Co.                               4,472,825
  126,200 Procter & Gamble Co.                      10,017,125
                                                  ------------
                                                    14,489,950
 -------------------------------------------------------------
  DIVERSIFIED MANUFACTURING - 0.4%
   93,300 Danaher Corp.                              3,807,806
 -------------------------------------------------------------
  ELECTRIC UTILITIES - 0.4%
   81,900 CMS Energy Corp.                           3,455,156
 -------------------------------------------------------------
  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT -
  3.1%
  328,100 General Electric Co.                      29,303,431
 -------------------------------------------------------------
  ENERGY REFINING & MARKETING - 1.0%
   79,350 Columbia Energy Group                      4,220,428
   78,500 Sun Company, Inc.                          2,938,844
   76,300 USX-Marathon Group, Inc.                   2,603,738
                                                  ------------
                                                     9,763,010
 -------------------------------------------------------------

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND
      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES  DESCRIPTION                                VALUE

 COMMON STOCKS - (CONTINUED)
  ENTERPRISE SYSTEMS - 0.6%
   57,000 Ceridian Corp.*                      $  3,259,688
   51,700 Hewlett-Packard Co.                     2,869,350
                                               ------------
                                                  6,129,038
 ----------------------------------------------------------
  ENTERTAINMENT & LEISURE - 0.8%
  227,526 Walt Disney Co.                         7,835,427
 ----------------------------------------------------------
  FINANCIAL SERVICES - 0.8%
   49,300 American Express Co.                    5,441,488
   39,700 Countrywide Credit Inc.                 1,915,525
                                               ------------
                                                  7,357,013
 ----------------------------------------------------------
  FOOD & BEVERAGES - 3.6%
  254,000 Archer Daniels Midland Co.              4,349,750
  136,300 Coca Cola Co.                          10,997,706
   39,500 Dean Foods Co.                          2,165,094
  166,000 Interstate Bakeries Corp.               4,772,500
  181,200 Pepsico, Inc.                           7,032,825
  140,400 The Seagram Company Ltd.                5,159,700
                                               ------------
                                                 34,477,575
 ----------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 0.5%
   30,000 Allegiance Corp.                        1,773,750
   57,900 Bergen Brunswig Corp.                   3,065,081
                                               ------------
                                                  4,838,831
 ----------------------------------------------------------
  HEALTH/PERSONAL CARE - 0.1%
   51,600 Alberto Culver Co. Class B              1,312,575
 ----------------------------------------------------------
  HEALTHCARE MANAGEMENT - 2.3%
  322,100 Beverly Enterprises, Inc.*              3,241,131
   40,200 Cardinal Health, Inc.                   3,861,713
  120,800 Columbia/HCA Healthcare Corp.           3,442,800
  157,900 Integrated Health Services, Inc.        4,894,900
  113,300 Tenet Healthcare Corp.*                 3,391,919
   56,700 Wellpoint Health Networks, Inc.*        3,476,419
                                               ------------
                                                 22,308,882
 ----------------------------------------------------------
  HOME BUILDERS - 0.2%
   66,400 Pulte Corp.                             1,879,950
 ----------------------------------------------------------
  HOTELS & RESTAURANTS - 0.6%
  107,100 Marriott International, Inc.            3,480,750
   61,410 Tricon Global Restaurants, Inc.*        2,172,379
                                               ------------
                                                  5,653,129
 ----------------------------------------------------------
  INDUSTRIAL MACHINERY - 0.2%
   20,000 Nacco Industries, Inc.                  2,306,250
 ----------------------------------------------------------
  INSURANCE - 1.9%
   98,875 American International Group, Inc.     14,911,586
   45,700 MBIA, Inc.                              3,079,038
                                               ------------
                                                 17,990,624
 ----------------------------------------------------------

  SHARES  DESCRIPTION                                     VALUE

 COMMON STOCKS - (CONTINUED)
  INSURANCE-LIFE - 3.0%
   38,000 Conseco, Inc.                             $  1,596,000
  105,000 Equitable Companies, Inc.                    7,881,563
   71,200 Protective Life Corp.                        2,754,550
  239,199 Travelers Group, Inc.                       16,026,333
                                                    ------------
                                                      28,258,446
 ---------------------------------------------------------------
  INSURANCE-PROPERTY AND CASUALTY - 3.0%
  211,512 Allstate Corp.                               8,976,041
   67,300 Everest Reinsurance Holdings, Inc.           2,586,844
   61,800 Hartford Financial Services Group, Inc.      3,217,463
  312,800 Travelers Property & Casualty Corp.         13,528,600
                                                    ------------
                                                      28,308,948
 ---------------------------------------------------------------
  INTEGRATED OIL - 3.9%
  234,100 Exxon Corp.                                 16,416,263
   94,600 Mobil Corp.                                  6,598,350
  194,900 Royal Dutch Petroleum ADR                    9,939,900
   66,300 Texaco, Inc.                                 4,031,869
                                                    ------------
                                                      36,986,382
 ---------------------------------------------------------------
  LOGISTICS/RAIL - 0.4%
   95,300 Gatx Corp.                                   3,657,138
 ---------------------------------------------------------------
  MEDIA & COMMUNICATIONS - 0.2%
   68,800 King World Productions, Inc.*                1,926,400
 ---------------------------------------------------------------
  OFFICE EQUIPMENT AND SUPPLIES - 0.3%
  107,600 Herman Miller, Inc.                          2,985,900
 ---------------------------------------------------------------
  OIL & GAS SERVICES - 0.3%
  148,700 Global Industries, Ltd.*                     1,849,456
   43,100 Veritas DGC, Inc.*                           1,433,075
                                                    ------------
                                                       3,282,531
 ---------------------------------------------------------------
  PACKAGING & CONTAINER - 0.4%
   28,600 Aptargroup, Inc.                             1,760,688
   41,800 Ball Corporation                             1,810,463
                                                    ------------
                                                       3,571,151
 ---------------------------------------------------------------
  PC AND PERIPHERALS - 0.5%
   12,100 Banctec, Inc.*                                 194,356
   86,700 CHS Electronics, Inc.*                       1,484,738
   49,400 Lexmark International Group, Inc.*           3,288,188
                                                    ------------
                                                       4,967,282
 ---------------------------------------------------------------
  PHARMACEUTICALS - 6.1%
  131,400 Abbott Laboratories                          5,461,313
  193,200 American Home Products Corp.                 9,949,800
  104,200 Bristol-Myers Squibb Co.                    11,872,288
   42,300 Eli Lilly & Co.                              2,844,675
   79,900 ICN Pharmaceuticals, Inc.                    2,262,169
   84,300 Merck & Co.                                 10,395,244
 ---------------------------------------------------------------

GOLDMAN SACHS CORE U.S. EQUITY FUND
Statement of Investments
July 31, 1998 (Unaudited)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES  DESCRIPTION                                   VALUE

 COMMON STOCKS - (CONTINUED)
  PHARMACEUTICALS - (CONTINUED)
   56,200 Pfizer, Inc.                            $  6,182,000
   62,000 Schering-Plough Corp.                      5,998,500
   38,400 Warner-Lambert Co.                         2,901,600
                                                  ------------
                                                    57,867,589
 -------------------------------------------------------------
  PUBLISHING - 0.5%
  190,400 Dun & Bradstreet Corp.                     5,224,100
 -------------------------------------------------------------
  RETAIL - 4.0%
   45,700 Best Buy Co., Inc.*                        2,136,475
  204,600 Dayton Hudson Corp.                        9,782,438
   52,200 Dillards Inc.                              1,794,375
   61,600 Ethan Allen Interiors, Inc.                2,544,850
  118,200 Federated Department Stores, Inc.*         6,257,213
   43,400 Ingram Micro, Inc.*                        2,023,525
   35,000 Payless Shoesource, Inc.*                  1,977,500
  130,500 Pier 1 Imports, Inc.                       2,030,906
  151,200 Wal Mart Stores, Inc.                      9,544,500
                                                  ------------
                                                    38,091,782
 -------------------------------------------------------------
  SAVINGS AND LOAN - 0.9%
  106,900 Dime Bancorp, Inc.                         3,180,275
   81,600 H.F. Ahmanson & Co.                        5,390,700
                                                  ------------
                                                     8,570,975
 -------------------------------------------------------------
  SECURITY AND COMMODITY BROKERS - 4.7%
  180,900 Bear Stearns Companies Inc.               10,175,625
   80,500 Donaldson, Lufkin & Jenrette, Inc.         4,246,375
   94,900 Lehman Brothers Holdings, Inc.             6,832,800
  124,800 Merrill Lynch Co., Inc.                   12,168,000
  135,800 Morgan Stanley, Dean Witter,
          Discover & Co.                            11,823,088
                                                  ------------
                                                    45,245,888
 -------------------------------------------------------------
  SEMICONDUCTORS - 0.9%
   96,200 Intel Corp.                                8,122,888
 -------------------------------------------------------------
  SOFTWARE & SERVICES - 2.4%
   58,700 Autodesk Inc.                              1,922,425
  226,200 Learning Company, Inc.*                    6,022,575
  137,800 Microsoft Corp.*                          15,175,225
                                                  ------------
                                                    23,120,225
 -------------------------------------------------------------
  SPECIALTY FINANCE & AGENCIES - 3.0%
   79,385 Associates First Capital Corp.             6,167,222
  124,700 C.I.T. Group, Inc.                         4,130,688
  120,900 Federal Home Loan Mortgage Corp.           5,712,525
  135,600 Federal National Mortgage Association      8,407,200
   58,100 Providian Financial Corp.                  4,564,481
                                                  ------------
                                                    28,982,116
 -------------------------------------------------------------

  SHARES  DESCRIPTION                          VALUE

 COMMON STOCKS - (CONTINUED)
  SPECIALTY RETAIL - 0.9%
   94,400 Abercrombie & Fitch Co.*       $  4,383,700
  101,100 Ross Stores, Inc.                 4,252,519
                                         ------------
                                            8,636,219
 ----------------------------------------------------
  STEEL - 0.9%
  183,300 AK Steel Holding Corp.            2,921,344
  533,500 Bethlehem Steel Corp.*            5,768,469
                                         ------------
                                            8,689,813
 ----------------------------------------------------
  SUPERMARKETS - 2.4%
  118,300 Albertson's Inc.                  5,685,794
   85,100 Fleming Companies, Inc.           1,303,094
  320,000 Food Lion, Inc.                   3,560,000
  136,900 Kroger Co.*                       6,477,081
  133,734 Safeway, Inc.*                    5,926,088
                                         ------------
                                           22,952,057
 ----------------------------------------------------
  TELECOMMUNICATIONS - 4.6%
  105,200 Ameritech Corp.                   5,174,525
  238,800 AT&T Corp.                       14,477,250
   48,700 Bellsouth Corp.                   3,326,819
  185,700 GTE Corp.                        10,097,438
   51,200 Sprint Corp.                      3,584,000
   69,000 Tele Communications, Inc.
          (TCI Group)*                      2,880,750
   87,500 Worldcom, Inc.*                   4,626,563
                                         ------------
                                           44,167,345
 ----------------------------------------------------
  TEXTILE-APPAREL MANUFACTURERS - 0.4%
  162,100 Intimate Brands, Inc.             3,708,038
 ----------------------------------------------------
  TIRE & OTHER RELATED RUBBER PRODUCTS
  - 0.2%
   29,100 Goodyear Tire & Rubber Co.        1,773,281
 ----------------------------------------------------
  TOBACCO - 1.4%
  229,600 Philip Morris Companies Inc.     10,059,350
   92,900 Universal Corp.                   3,234,081
                                         ------------
                                           13,293,431
 ----------------------------------------------------
  TRUCKING - 1.1%
  130,600 Airborne Freight Corp.            3,118,075
  122,500 Hertz Corp.                       5,703,906
   58,800 Ryder Systems, Inc.               1,705,200
                                         ------------
                                           10,527,181
 ----------------------------------------------------
  UTILITIES - 4.8%
   90,400 Ameren Corporation                3,418,250
   95,200 Dominion Resources, Inc.          3,879,400
   74,900 Duke Energy Co.                   4,278,663
  126,200 Edison International, Inc.        3,502,050
   86,700 Energy East Corp.                 3,468,000
   72,000 FPL Group, Inc.                   4,378,500
  123,400 PECO Energy Company               3,694,288
  141,500 Pinnacle West Capital Corp.       6,049,125
 ----------------------------------------------------

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND
      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES  DESCRIPTION                 VALUE

 COMMON STOCKS - (CONTINUED)
  UTILITIES - (CONTINUED)
  214,300 Texas Utilities Co.   $  8,585,394
  126,100 Unicom Corp.             4,358,312
                                ------------
                                  45,611,982
 -------------------------------------------
  TOTAL COMMON STOCKS
  (COST $730,414,788)           $932,064,997
 -------------------------------------------

  PRINCIPAL          INTEREST   MATURITY
  AMOUNT               RATE       DATE         VALUE

 U.S. TREASURY OBLIGATION - 0.2%
  U.S. Treasury Bill
  $1,755,000(b)         5.32%   09/17/98 $  1,743,452
 ------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATION
  (COST $1,743,452)                      $  1,743,452
 ------------------------------------------------------------
  REPURCHASE AGREEMENT - 1.9%
  Joint Repurchase Agreement Account
  $18,400,000(b)        5.69%   08/03/98 $ 18,400,000
 ------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $18,400,000)                     $ 18,400,000
 ------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $750,558,240)(A)                 $952,208,449
 ------------------------------------------------------------

 ---------
 FEDERAL INCOME TAX INFORMATION:

  Gross
  unrealized
  gain for
  investments
  in which
  value exceeds
  cost          $233,486,270
  Gross
  unrealized
  loss for
  investments
  in which
  cost exceeds
  value          (32,864,230)
 ----------------------------
  Net
  unrealized
  gain          $200,622,040
 ----------------------------

 Futures contracts open at July 31, 1998 are as follows:

                 NUMBER OF
                 CONTRACTS   SETTLEMENT   UNREALIZED
      TYPE        LONG(C)      MONTH         LOSS
 ---------------------------------------------------
  S&P 500 Index      62    September 1998  $676,209
 ---------------------------------------------------

 * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $751,586,409.
 (b) Portion of this security is being segregated as collateral for futures contracts.
 (c) Each S&P 500 Stock Index future utilizes a multiplier of 250 per contract with the index value at time of purchase in notional par value. The total net notional amount and market value at risk are $18,082,709 and $17,406,500, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of mar-ket risk.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Performance Summary
July 31, 1998 (Unaudited)

 The following graph shows the value as of July 31, 1998, of a $10,000 invest-ment made (with the maximum sales charge of 5.5% and redemption charges of 5.0% for Class A and B, respectively and at NAV for the Institutional and Service classes) on May 1, 1997 (commencement of operations). For comparative purposes, the performance of the Fund's benchmark (Russell 1000 Growth Index) is shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their origi-nal cost.

 CORE LARGE CAP GROWTH FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED MAY 1, 1997 TO JULY 31, 1998

 LOGO
GS-CORE Large Cap Growth
Inception Date 5/1/97
            Russell        Class A     Class B    Institutional     Service
          1000 Growth       Fund        Fund          Class          Class
                         -----------------------------------------------------
MAY 1       10,000             9,450      10,000       10,000      10,000
MAY         10,722             9,972      10,540       10,550      10,550
JUNE        11,151            10,425      11,020       11,040      11,030
JULY        12,137            11,295      11,940       11,950      11,940
AUG         11,427            10,983      11,610       11,630      11,610
SEP         11,989            11,474      12,120       12,150      12,120
OCT         11,545            11,096      11,700       11,750      11,720
NOV         12,036            11,342      11,960       12,020      11,970
DEC         12,171            11,485      12,109       12,172      12,129
JAN '98     12,535            11,700      12,326       12,389      12,356
FEB         13,477            12,717      13,391       13,465      13,421
MAR         14,015            13,313      14,011       14,097      14,042
APR         14,208            13,538      14,249       14,345      14,290
MAY         13,805            13,176      13,846       13,962      13,897
JUNE        14,651            13,870      14,570       14,697      14,621
JULY        14,554            13,636      13,908       14,459      14,383

                                          SINCE INCEPTION
                                             OF CLASS     ONE YEAR SIX MONTHS
  AVERAGE ANNUAL TOTAL RETURN THROUGH JULY 31, 1998
  CLASS A (COMMENCED MAY 1, 1997)
  Excluding sales charges                          34.01%   20.73%     16.54%
  Including sales charges                          28.11%   14.04%     10.10%
 ----------------------------------------------------------------------------
  CLASS B (COMMENCED MAY 1, 1997)
  Excluding redemption charges                     33.22%   19.94%     16.19%
  Including redemption charges                     30.14%   14.77%     11.19%
 ----------------------------------------------------------------------------
  CLASS C (COMMENCED AUGUST 15, 1997)(A)
  Excluding redemption charges                     21.30%      n/a     16.01%
  Including redemption charges                     20.27%      n/a     15.01%
 ----------------------------------------------------------------------------
  INSTITUTIONAL CLASS (COMMENCED MAY 1,
  1997)                                            34.24%   20.99%     16.71%
 ----------------------------------------------------------------------------
  SERVICE CLASS (COMMENCED MAY 1, 1997)            33.68%   20.46%     16.40%
 ----------------------------------------------------------------------------

 (a) Represents cumulative total return since the class has not been in opera-tion for a full 12 months.

                                       GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Statement of Investments
July 31, 1998 (Unaudited)
     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES  DESCRIPTION                                   VALUE
 COMMON STOCKS - 96.1%
  ADVERTISING & MARKETING - 0.4%
   36,600 Valassis Communications, Inc.*          $  1,388,513
 -------------------------------------------------------------
  AEROSPACE/DEFENSE - 2.1%
   37,100 Coltec Industries, Inc.*                     633,019
    6,400 Cordant Technologies Inc.                    274,400
  108,900 General Motors Corp. Class H               4,641,863
   26,900 Gulfstream Aerospace Corp.*                1,230,675
                                                  ------------
                                                     6,779,957
 -------------------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 0.7%
   12,700 Case Corp.                                   431,006
   21,100 Caterpillar, Inc.                          1,023,350
   30,100 Dover Corp.                                  874,781
                                                  ------------
                                                     2,329,137
 -------------------------------------------------------------
  AIRLINES - 0.2%
    8,700 Alaska Air Group, Inc.*                      364,313
   11,400 America West Holdings Corp.*                 274,313
                                                  ------------
                                                       638,626
 -------------------------------------------------------------
  AUTO/VEHICLE - 1.0%
   78,900 Avis Rent A Car Inc.*                      2,036,606
   15,800 Ford Motor Co.                               899,613
    4,400 General Motors Corp.                         318,175
                                                  ------------
                                                     3,254,394
 -------------------------------------------------------------
  BROADCAST MEDIA - 1.0%
   44,800 Viacom Inc. Class B*                       3,068,800
 -------------------------------------------------------------
  BUSINESS SERVICES - 0.3%
   37,700 Interim Services, Inc.*                      980,200
 -------------------------------------------------------------
  CHEMICAL PRODUCTS - 0.9%
    9,700 Crompton & Knowles Corp.                     226,738
   12,200 Dow Chemicals Co.                          1,107,150
   38,600 Solutia, Inc.                              1,145,938
   22,100 Wellman, Inc.                                437,856
                                                  ------------
                                                     2,917,682
 -------------------------------------------------------------
  COMPUTERS/COMPUTER PERIPHERALS & SOFTWARE - 0.3%
   12,200 Eastman Kodak Co.                          1,026,325
 -------------------------------------------------------------
  COMPUTERS/OFFICE - 5.6%
  113,200 International Business Machines, Inc.     14,999,000
   44,300 Unisys Corp.*                              1,221,019
   13,700 Xerox Corp.                                1,446,206
                                                  ------------
                                                    17,666,225
 -------------------------------------------------------------
  CONGLOMERATES - 0.6%
   32,300 Tyco International Ltd.                    2,000,581
 -------------------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 0.4%
   26,500 ACX Technologies, Inc.*                      498,531
   14,600 USG Corp.*                                   750,075
                                                  ------------
                                                     1,248,606
 -------------------------------------------------------------

  SHARES  DESCRIPTION                              VALUE
 COMMON STOCKS - (CONTINUED)
  CONSUMER GOODS - 0.1%
    7,800 American Greetings Corp.           $    360,263
 --------------------------------------------------------
  CONSUMER PRODUCTS - 0.9%
   37,700 Johnson & Johnson                     2,912,325
 --------------------------------------------------------
  CONSUMER STAPLES - 2.9%
   66,900 Gillette Co.                          3,503,888
   70,400 Procter & Gamble Co.                  5,588,000
                                             ------------
                                                9,091,888
 --------------------------------------------------------
  DIVERSIFIED MANUFACTURING - 0.3%
   19,600 Danaher Corp.                           799,925
 --------------------------------------------------------
  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT - 2.5%
   88,000 General Electric Co.                  7,859,500
 --------------------------------------------------------
  ENERGY REFINING & MARKETING - 0.2%
   14,700 Columbia Energy Group                   781,856
 --------------------------------------------------------
  ENTERPRISE SYSTEMS - 1.1%
   10,800 Ceridian Corp.*                         617,625
   28,700 Hewlett-Packard Co.                   1,592,850
   27,100 Sun Microsystems, Inc.*               1,280,475
                                             ------------
                                                3,490,950
 --------------------------------------------------------
  ENTERTAINMENT & LEISURE - 1.9%
   63,600 Carnival Cruise Lines Corp.           2,349,225
  109,500 Walt Disney Co.                       3,770,906
                                             ------------
                                                6,120,131
 --------------------------------------------------------
  FOOD & BEVERAGES - 5.3%
   57,900 Archer Daniels Midland Co.              991,538
  185,000 Coca Cola Co.                        14,927,188
   38,200 Interstate Bakeries Corp.             1,098,250
                                             ------------
                                               17,016,976
 --------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 1.3%
   31,500 Allegiance Corp.                      1,862,438
   42,400 Bergen Brunswig Corp.                 2,244,550
                                             ------------
                                                4,106,988
 --------------------------------------------------------
  HEALTH/PERSONAL CARE - 0.3%
   38,000 Alberto Culver Co. Class B              966,625
 --------------------------------------------------------
  HEALTHCARE MANAGEMENT - 3.2%
  109,800 Beverly Enterprises, Inc.*            1,104,863
   46,600 Biomet, Inc.                          1,456,250
   80,500 Columbia/HCA Healthcare Corp.         2,294,250
   42,600 Integrated Health Services, Inc.      1,320,600
   25,700 Lincare Holdings, Inc.*               1,021,575
   31,700 Tenet Healthcare Corp.*                 949,019
   31,600 Wellpoint Health Networks, Inc.*      1,937,475
                                             ------------
                                               10,084,032
 --------------------------------------------------------

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Statement of Investments
July 31, 1998 (Unaudited)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES  DESCRIPTION                                VALUE
 COMMON STOCKS - (CONTINUED)
  HOME BUILDERS - 0.1%
   10,400 Kaufman & Broad Home Co.             $    290,550
 ----------------------------------------------------------
  INDUSTRIAL MACHINERY - 0.2%
    4,900 Nacco Industries, Inc.                    565,031
 ----------------------------------------------------------
  INFORMATION MANAGEMENT - 0.1%
    9,300 Sabre Group Holdings, Inc.*               374,906
 ----------------------------------------------------------
  INSURANCE - 0.9%
   18,000 American International Group, Inc.      2,714,625
 ----------------------------------------------------------
  INSURANCE-LIFE - 3.6%
   35,100 Equitable Companies, Inc.               2,634,694
   17,400 Protective Life Corp.                     673,163
  121,938 Travelers Group, Inc.                   8,169,846
                                               ------------
                                                 11,477,703
 ----------------------------------------------------------
  INSURANCE-PROPERTY AND CASUALTY - 0.5%
   33,200 Travelers Property & Casualty Corp      1,435,900
 ----------------------------------------------------------
  INTEGRATED OIL - 0.8%
   37,900 Exxon Corp.                             2,657,738
 ----------------------------------------------------------
  INTERNET SOFTWARE - 0.1%
    2,500 America Online Inc.*                      292,500
 ----------------------------------------------------------
  MEDIA & COMMUNICATIONS - 0.1%
   14,200 King World Productions, Inc.*             397,600
 ----------------------------------------------------------
  OIL & GAS SERVICES - 1.5%
   33,600 Ensco International, Inc.                 455,700
   23,500 Global Marine, Inc.*                      321,656
  117,900 Veritas DGC, Inc.*                      3,920,175
                                               ------------
                                                  4,697,531
 ----------------------------------------------------------
  PACKAGING - 0.2%
   17,900 Owens-Illinois, Inc.*                     789,838
 ----------------------------------------------------------
  PC AND PERIPHERALS - 1.3%
   17,900 Banctec, Inc.*                            287,519
   53,000 CHS Electronics, Inc.*                    907,625
   72,100 Compaq Computer Corp.                   2,370,288
    9,700 Lexmark International Group, Inc.*        645,656
                                               ------------
                                                  4,211,088
 ----------------------------------------------------------
  PHARMACEUTICALS - 16.0%
  129,400 Abbott Laboratories                     5,378,188
   17,200 American Home Products Corp.              885,800
    9,100 Amgen, Inc.*                              668,281
   98,500 Bristol-Myers Squibb Co.               11,222,844
   12,700 Eli Lilly & Co.                           854,075
    6,500 Guidant Corp.                             483,031
   24,800 Merck & Co.                             3,058,150
  125,700 Pfizer, Inc.                           13,827,000
   33,600 Schering-Plough Corp.                   3,250,800
  150,200 Warner-Lambert Co.                     11,349,488
                                               ------------
                                                 50,977,657
 ----------------------------------------------------------

  SHARES  DESCRIPTION                                     VALUE
 COMMON STOCKS - (CONTINUED)
  RAILROADS - 0.1%
    6,300 Trinity Industries, Inc.                  $    251,606
 ---------------------------------------------------------------
  RECREATIONAL PRODUCTS - 0.2%
   19,000 Mattel, Inc.                                   730,313
 ---------------------------------------------------------------
  RETAIL - 6.7%
  132,600 Dayton Hudson Corp.                          6,339,938
   30,700 Ethan Allen Interiors, Inc.                  1,268,294
   82,800 Ingram Micro, Inc.*                          3,860,550
   26,200 Proffitt's Inc.*                               825,300
   39,800 Ross Stores, Inc.                            1,674,088
   28,050 The Gap, Inc.                                1,672,481
   88,300 TJX Companies, Inc.                          2,075,050
   29,600 Wal-Mart Stores, Inc.                        1,868,500
   57,600 Zale Corp.*                                  1,785,600
                                                    ------------
                                                      21,369,801
 ---------------------------------------------------------------
  SAVINGS AND LOAN - 0.7%
   71,600 Dime Bancorp, Inc.                           2,130,100
 ---------------------------------------------------------------
  SECURITY AND COMMODITY BROKERS - 3.6%
   66,300 Bear Stearns Companies Inc.                  3,729,375
   31,200 Donaldson, Lufkin & Jenrette, Inc.           1,645,800
   25,700 Lehman Brothers Holdings, Inc.               1,850,400
    3,300 Merrill Lynch Co., Inc.                        321,750
   44,300 Morgan Stanley, Dean Witter,
          Discover & Co.                               3,856,869
                                                    ------------
                                                      11,404,194
 ---------------------------------------------------------------
  SEMICONDUCTORS - 2.7%
   79,100 Intel Corp.                                  6,679,006
   46,600 Tech Data Corp.*                             1,957,200
                                                    ------------
                                                       8,636,206
 ---------------------------------------------------------------
  SOFTWARE & SERVICES - 5.6%
   59,500 Cadence Design Systems, Inc.*                1,714,344
   14,100 Computer Associates International, Inc.        467,944
  170,400 Learning Company, Inc.*                      4,536,900
  101,900 Microsoft Corp.**                           11,221,738
                                                    ------------
                                                      17,940,926
 ---------------------------------------------------------------
  SPECIALTY FINANCE & AGENCIES - 0.4%
    8,340 Associates First Capital Corp.                 647,914
   17,400 C.I.T. Group, Inc.                             576,375
                                                    ------------
                                                       1,224,289
 ---------------------------------------------------------------
  STEEL - 1.0%
   55,900 AK Steel Holding Corp.                         890,906
  201,800 Bethlehem Steel Corp.*                       2,181,963
                                                    ------------
                                                       3,072,869
 ---------------------------------------------------------------

                                       GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES  DESCRIPTION                                   VALUE
 COMMON STOCKS - (CONTINUED)
  SUPERMARKETS - 4.0%
   21,500 Food Lion, Inc.                         $    239,188
   83,000 Kroger Co.*                                3,926,938
  191,000 Safeway, Inc.*                             8,463,688
                                                  ------------
                                                    12,629,814
 -------------------------------------------------------------
  TELECOMMUNICATIONS - 4.2%
  100,800 AT&T Corp.                                 6,111,000
   59,000 GTE Corp.                                  3,208,125
   99,800 Tele Communications, Inc. (TCI GP-A)*      4,166,650
                                                  ------------
                                                    13,485,775
 -------------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 4.3%
  147,300 Lucent Technologies, Inc.                 13,616,044
 -------------------------------------------------------------
  TEXTILE-APPAREL MANUFACTURERS - 0.8%
   69,500 Footstar, Inc.*                            2,575,844
 -------------------------------------------------------------
  TOBACCO - 2.0%
  105,800 Philip Morris Companies Inc.               4,635,363
   24,400 RJR Nabisco Holdings, Corp.                  596,275
   28,900 Universal Corp.                            1,006,069
                                                  ------------
                                                     6,237,707
 -------------------------------------------------------------
  TRUCKING - 0.9%
   58,800 Hertz Corp.                                2,737,875
 -------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $293,895,764)                             $305,816,535
 -------------------------------------------------------------

  PRINCIPAL           INTEREST   MATURITY
  AMOUNT                RATE       DATE         VALUE
  U.S. TREASURY OBLIGATION - 0.3%
  U.S. Treasury Bills
  $1,000,000(b)         5.05%    9/17/98  $    993,545
 -----------------------------------------------------
  TOTAL SHORT-TERM OBLIGATION
  (COST $993,545)                         $    993,545
 -----------------------------------------------------
  REPURCHASE AGREEMENT - 2.3%
  Joint Repurchase Agreement Account
  $7,300,000(b)         5.69%    08/03/98 $  7,300,000
 -----------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $7,300,000)                       $  7,300,000
 -----------------------------------------------------
  TOTAL INVESTMENTS
  (COST $302,189,309)(A)                  $314,110,080
 -----------------------------------------------------
 -----------------------------------------------------

 ------------------------------------------------------------------------------
 FEDERAL INCOME TAX INFORMATION:

  Gross
  unrealized
  gain for
  investments
  in which
  value exceeds
  cost          $18,950,490
  Gross
  unrealized
  loss for
  investments
  in which
  cost exceeds
  value          (7,104,744)
 ---------------------------
  Net
  unrealized
  gain          $11,845,746
 ---------------------------

 Futures contracts open at July 31, 1998 are as follows:

                         NUMBER OF
                         CONTRACTS                   SETTLEMENT                   UNREALIZED
      TYPE                LONG(C)                      MONTH                         LOSS
 -------------------------------------------------------------------------------------------
  S&P 500 Index              25                    September 1998                  $103,112
 -------------------------------------------------------------------------------------------

 * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $302,264,334.
 (b) Portion of this security is being segregated as collateral for futures contracts.
 (c) Each S&P 500 Stock Index future utilizes a multiplier of 250 per contract with the index value at time of purchase in notional par value. The total net notional amount and market value at risk are $7,121,862 and $7,018,750, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of mar-ket risk.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Performance Summary
July 31, 1998 (Unaudited)

 The following graph shows the value as of July 31, 1998, of a $10,000 invest-ment made (with the maximum sales charge of 5.5% per Class A and redemption charges of 5.0% and 1.0% for Class B and C, respectively and at NAV for the Institutional and Service Classes) on August 15, 1997 (commencement of opera-tions). For comparative purposes, the performance of the Fund's benchmark (Russell 2000 Growth Index) is shown. All performance data shown represents past performance and should not be considered indicative of future perfor-mance which will fluctuate with changes in market conditions. These perfor-mance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 CORE SMALL CAP EQUITY FUND'S LIFETIME PERFORMANCE

 GROWTH OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED AUGUST 15, 1997 TO JULY 31, 1998

 LOGO
GS-CORE SMALL CAP EQUITY
Inception Date: 8/15/97
               Russell    Class A    Class B   Class C   Institutional   Service
             2000 Index     Fund      Fund      Fund         Class        Class
             ------------------------------------------------------------------
-
AUG 15/1997       10,000      9,500    10,000    10,000     10,000       10,000
AUG               10,284      9,707    10,260    10,260     10,270       10,260
SEPT              11,037     10,340    10,940    10,940     10,950       10,950
OCT               10,552      9,896    10,460    10,460     10,480       10,480
NOV               10,484      9,849    10,400    10,400     10,430       10,420
DEC               10,667     10,206    10,767    10,767     10,807       10,797
JAN '98           10,499     10,054    10,607    10,617     10,657       10,647
FEB               11,274     10,832    11,420    11,430     11,480       11,470
MAR               11,852     11,354    11,963    11,973     12,043       12,013
APR               11,917     11,535    12,154    12,154     12,234       12,204
MAY               11,275     10,975    11,551    11,561     11,641       11,611
JUNE              11,298     11,079    11,661    11,661     11,762       11,722
JULY              10,383     10,158    10,175    10,587     10,777       10,747

                                SINCE INCEPTION(A)
                                     OF CLASS      SIX MONTHS
  AVERAGE ANNUAL TOTAL RETURN THROUGH JULY 31, 1998(B)
  CLASS A
  Excluding sales charges                    7.47%      1.04%
  Including sales charges                    1.58%     -4.55%
 ------------------------------------------------------------
  CLASS B
  Excluding redemption charges               6.77%      0.66%
  Including redemption charges               1.75%     -4.34%
 ------------------------------------------------------------
  CLASS C
  Excluding redemption charges               6.87%      0.66%
  Including redemption charges               5.87%     -0.34%
 ------------------------------------------------------------
  INSTITUTIONAL CLASS                        7.77%      1.13%
 ------------------------------------------------------------
  SERVICE CLASS                              7.47%      0.94%
 ------------------------------------------------------------

 (a) Represents cumulative total return since the class has not been in opera-tion for a full 12 months.

 (b) All share classes commenced operations August 15, 1997.

                                       GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Statement of Investments
July 31, 1998 (Unaudited)
     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES DESCRIPTION                                      VALUE
 COMMON STOCKS - 93.8%
  AEROSPACE/DEFENSE - 0.7%
   8,500 AAR Corp.                                   $   215,156
   5,500 Alliant Techsystems, Inc.*                      357,844
                                                     -----------
                                                         573,000
 ---------------------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 1.8%
   7,700 Allied Products Corp.                           128,494
  16,100 Cort Business Services Corp.*                   494,069
   9,100 Rental Services Corp.*                          287,788
  12,600 Terex Corp.*                                    263,813
  11,900 U.S. Rentals, Inc.*                             382,288
                                                     -----------
                                                       1,556,452
 ---------------------------------------------------------------
  AIRLINES - 1.3%
   8,200 Alaska Air Group, Inc.*                         343,375
  30,900 America West Holdings Corp.*                    743,531
                                                     -----------
                                                       1,086,906
 ---------------------------------------------------------------
  ALCOHOLIC BEVERAGES - 0.9%
  12,000 Canandaigua Brands, Inc.*                       565,500
  16,700 The Boston Beer Company, Inc.*                  155,519
                                                     -----------
                                                         721,019
 ---------------------------------------------------------------
  AUTO SUPPLIERS - 1.2%
  12,100 Arvin Industries, Inc.                          470,388
   9,600 EG & G Inc.                                     247,800
  21,300 Excel Industries, Inc.                          279,563
                                                     -----------
                                                         997,751
 ---------------------------------------------------------------
  AUTO/VEHICLE - 0.7%
  22,900 Budget Group, Inc.*                             615,438
 ---------------------------------------------------------------
  BANKS - 2.5%
  12,400 CNB Bancshares, Inc.                            598,300
  10,300 Community Bank System, Inc.                     315,438
   9,000 First Commonwealth Financial Corp.              228,938
  18,200 First Republic Bank*                            598,325
     509 M & T Bank Corp.                                270,788
   7,400 Southwest Bancorp of Texas, Inc.*               132,275
                                                     -----------
                                                       2,144,064
 ---------------------------------------------------------------
  BUILDING MATERIALS & CONSTRUCTION - 0.3%
   3,400 Southdown, Inc.                                 212,713
 ---------------------------------------------------------------
  BUSINESS SERVICES - 2.2%
  22,600 AC Nielsen Corp.*                               589,013
  24,000 American Business Information, Inc.*            237,000
   5,700 Commonwealth Telephone Enterprises, Inc.*       140,006
  35,400 Interim Services, Inc.*                         920,400
                                                     -----------
                                                       1,886,419
 ---------------------------------------------------------------

  SHARES DESCRIPTION                           VALUE
 COMMON STOCKS - (CONTINUED)
  CHEMICAL PRODUCTS - 1.0%
   4,400 Dexter Corp.                     $   120,450
  10,200 The Scotts Co.*                      335,325
  21,100 Wellman, Inc.                        418,044
                                          -----------
                                              873,819
 ----------------------------------------------------
  COMMERCIAL PRODUCTS - 0.8%
  18,500 Knoll, Inc.*                         654,438
 ----------------------------------------------------
  COMMERCIAL SERVICES - 2.2%
  18,500 Metamor Worldwide, Inc.*             615,125
  36,600 World Color Press Co.*             1,246,688
                                          -----------
                                            1,861,813
 ----------------------------------------------------
  COMPUTER SERVICES/SOFTWARE - 1.9%
   3,100 Apex PC Solutions Inc*                80,988
  12,050 Boole Babbage Inc.*                  277,150
  15,100 CACI International, Inc.*            298,225
   7,800 Cerner Corp.**                       221,325
  24,000 Sandisk Corp.*                       255,000
  13,099 Synopsys, Inc.*                      497,762
                                          -----------
                                            1,630,450
 ----------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 1.9%
  11,800 ACX Technologies, Inc.*              221,988
  10,500 Allied Waste Industries, Inc.*       296,625
   4,800 Carlisle Companies, Inc.             210,900
   8,100 Florida Rock Industrial, Inc.        221,738
  17,300 Newpark Resources, Inc.*             160,025
   6,100 Stone & Webster, Inc.                221,125
   7,200 Texas Industries, Inc.               268,200
                                          -----------
                                            1,600,601
 ----------------------------------------------------
  CONSUMER PRODUCTS - 2.3%
  15,600 American Safety Razor Co.*           191,100
  32,400 Herbalife International, Inc.        617,625
  28,400 Nu Skin Asia Pacific, Inc.*          461,500
  48,800 Playtex Products, Inc.*              707,600
                                          -----------
                                            1,977,825
 ----------------------------------------------------
  CONSUMER STAPLES - 0.2%
  41,500 Paragon Trade Brands, Inc.*          176,375
 ----------------------------------------------------
  ELECTRONICS & OTHER ELECTRICAL EQUIPMENT - 0.3%
  13,400 Input/Output, Inc.*                  208,538
 ----------------------------------------------------
  ENERGY REFINING & MARKETING - 0.7%
  30,900 Calpine Corp.*                       623,794
 ----------------------------------------------------
  FINANCIAL SERVICES - 1.2%
   9,400 Americredit Corp.*                   317,250
  49,800 Cityscape Financial Corp.*             3,113
   8,000 CMAC Investment Corp.                441,500
  20,000 Delta Financial Corp*                215,000
                                          -----------
                                              976,863
 ----------------------------------------------------

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Statement of Investments (continued)
July 31, 1998 (Unaudited)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES DESCRIPTION                                   VALUE
 COMMON STOCKS - (CONTINUED)
  FOOD & BEVERAGES - 1.2%
  14,300 Michael Foods, Inc.                      $   307,450
  24,900 Pilgrims Pride Corp.                         468,431
  13,700 Ralcorp Holdings, Inc.*                      268,863
                                                  -----------
                                                    1,044,744
 ------------------------------------------------------------
  FOREST PRODUCTS - 1.0%
  11,100 Schweitzer-Mauduit International, Inc.       269,869
   8,800 United Stationers, Inc.*                     597,300
                                                  -----------
                                                      867,169
 ------------------------------------------------------------
  GAMING - 0.5%
  20,500 Boyd Gaming Corp.*                           114,031
  24,700 Grand Casinos, Inc.*                         307,206
                                                  -----------
                                                      421,237
 ------------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 0.8%
  10,800 Waters Corp.*                                689,850
 ------------------------------------------------------------
  HEALTH/PERSONAL CARE - 0.2%
   6,600 Alberto Culver Co. Class B                   167,888
 ------------------------------------------------------------
  HEALTHCARE MANAGEMENT - 2.7%
  23,500 American Homepatient, Inc.*                  299,625
  20,593 Integrated Health Services, Inc.             638,383
  14,900 Mariner Health Group, Inc.*                  177,869
  19,000 Novacare, Inc.*                              190,000
  11,300 OEC Medical Systems, Inc.*                   248,600
  14,100 Paragon Health Network, Inc.*                170,963
  23,500 Sun Healthcare Group, Inc.*                  343,688
   6,000 Trigon Healthcare, Inc.*                     187,875
                                                  -----------
                                                    2,257,003
 ------------------------------------------------------------
  HOME BUILDERS - 1.3%
  10,900 Fairfield Communities, Inc.*                 117,175
  35,903 Lennar Corp.                                 991,820
                                                  -----------
                                                    1,108,995
 ------------------------------------------------------------
  HOTELS & RESTAURANTS - 2.0%
  16,800 Brinker International Inc.*                  327,600
  30,900 Buffets, Inc.*                               426,806
  26,800 Ruby Tuesday, Inc.                           413,725
  27,900 Sonic Corp.*                                 551,025
                                                  -----------
                                                    1,719,156
 ------------------------------------------------------------
  INDUSTRIAL MACHINERY - 1.1%
  11,400 Applied Power, Inc.                          377,625
   9,200 Kaydon Corp.                                 346,725
   2,100 Nacco Industries, Inc.                       242,156
                                                  -----------
                                                      966,506
 ------------------------------------------------------------

  SHARES  DESCRIPTION                                        VALUE
 COMMON STOCKS - (CONTINUED)
  INFORMATION MANAGEMENT - 2.7%
   36,300 BA Merchant Services, Inc.*                   $   655,669
   10,200 National Computer Systems                         226,950
  175,100 Physician Computer Network*                        87,550
   33,400 Sabre Group Holdings, Inc.*                     1,346,438
                                                        -----------
                                                          2,316,607
 ------------------------------------------------------------------
  INSURANCE - 3.4%
    4,700 Arthur J. Gallagher & Co.                         184,181
   13,400 Capital Re Corp.                                  442,200
    7,510 Fidelity National Financial, Inc.                 283,033
   14,200 Financial Security Assurance Holdings, Ltd.       739,288
   27,000 First American Financial Corp.                    715,500
   18,200 Highlands Insurance Group*                        263,900
    9,700 SCPIE Holdings, Inc.                              287,363
                                                        -----------
                                                          2,915,465
 ------------------------------------------------------------------
  INSURANCE-LIFE - 5.5%
    6,100 AmerUs Life Holdings, Inc.                        190,244
   14,120 Delphi Financial Group, Inc.*                     792,485
    9,400 FBL Financial Group, Inc.                         234,413
   31,500 Hartford Life, Inc.                             1,823,063
   19,600 Nationwide Financial Services, Inc.             1,066,975
    8,700 Reinsurance Group of America, Inc.                529,069
                                                        -----------
                                                          4,636,249
 ------------------------------------------------------------------
  INSURANCE-PROPERTY AND CASUALTY - 1.1%
   10,300 Chartwell Re Corp.                                297,413
    7,000 Fremont General Corp.                             400,313
    7,390 Medical Assurance, Inc.*                          199,530
                                                        -----------
                                                            897,256
 ------------------------------------------------------------------
  INVESTMENT BROKERS & MANAGERS - 0.9%
    6,000 Eaton Vance Corp.                                 265,500
   10,700 Jeffries Group, Inc.                              470,800
                                                        -----------
                                                            736,300
 ------------------------------------------------------------------
  MACHINERY - 1.2%
   12,700 Columbus Mckinnon Corp.                           322,263
   24,900 Commercial Intertech Corp.                        564,919
    5,700 Thomas Industries, Inc.                           127,181
                                                        -----------
                                                          1,014,363
 ------------------------------------------------------------------
  MEDIA & COMMUNICATIONS - 1.6%
   17,200 Ascent Entertainment Group*                       188,125
   22,600 Big Flower Press Holdings, Inc.*                  669,525
   14,400 McClatchy Newspapers, Inc.                        506,700
                                                        -----------
                                                          1,364,350
 ------------------------------------------------------------------

                                       GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES DESCRIPTION                             VALUE
 COMMON STOCKS - (CONTINUED)
  MISCELLANEOUS-CONSUMER - 0.4%
   6,000 Alltrista Corp.*                   $   156,000
   6,900 California Water Services Group        161,719
                                            -----------
                                                317,719
 ------------------------------------------------------
  NONFERROUS METALS - 1.7%
  11,100 AFC Cable Systems, Inc.*               353,813
   9,000 Chase Industries*                      153,000
  29,950 Encore Wire Corp.*                     445,506
  10,200 Essex International Inc.*              258,825
   6,575 Superior Telecom, Inc.                 226,838
                                            -----------
                                              1,437,982
 ------------------------------------------------------
  OIL & GAS SERVICES - 3.4%
  18,300 Barrett Resources Corp.*               597,038
  14,700 Houston Exploration Co.*               308,700
  16,700 Key Energy Group Inc.*                 179,525
  47,800 Pool Energy Services Co.*              430,200
  11,100 Seacor Smit, Inc.*                     577,894
  24,600 Veritas DGC, Inc.*                     817,950
                                            -----------
                                              2,911,307
 ------------------------------------------------------
  OIL REFINING & MARKETING - 0.3%
  18,200 Tesoro Petroleum Co.*                  290,063
 ------------------------------------------------------
  PACKAGING & CONTAINER - 0.9%
   5,600 Aptargroup, Inc.                       344,750
   8,800 Ball Corporation                       381,150
                                            -----------
                                                725,900
 ------------------------------------------------------
  PC AND PERIPHERALS - 1.5%
  21,100 Banctec, Inc.*                         338,919
  55,300 CHS Electronics, Inc.*                 947,013
                                            -----------
                                              1,285,932
 ------------------------------------------------------
  PHARMACEUTICALS - 2.2%
  14,700 Alpharma, Inc.                         363,825
  38,133 Bindley Western Industries, Inc.     1,167,823
  20,700 NBTY, Inc.*                            342,844
                                            -----------
                                              1,874,492
 ------------------------------------------------------
  PIPELINES - 1.1%
  13,300 Aquarion Co.                           463,838
  13,000 Oneok, Inc.                            443,625
                                            -----------
                                                907,463
 ------------------------------------------------------
  PRINTING & PUBLISHING - 0.4%
  16,000 Splash Technology Holding*             365,000
 ------------------------------------------------------
  RECREATIONAL PRODUCTS - 0.9%
  24,300 Huffy Corp.                            423,731
  14,000 Russ Berrie and Company, Inc.          322,000
                                            -----------
                                                745,731
 ------------------------------------------------------

  SHARES DESCRIPTION                                     VALUE
 COMMON STOCKS - (CONTINUED)
  RESTAURANTS & HOTELS - 0.3%
   8,300 CEC Entertainment Inc.*                    $   222,025
 --------------------------------------------------------------
  RETAIL - 7.3%
  13,700 Ames Deparment Stores, Inc.*                   292,838
  12,200 Best Buy Co., Inc.*                            570,350
  21,300 Department 56, Inc.*                           742,838
  13,700 Ethan Allen Interiors, Inc.                    565,981
  21,200 Furniture Brands International, Inc.*          598,900
  21,200 Inacom Corp.*                                  573,725
  18,600 Michaels Stores, Inc.*                         609,150
  19,800 Pier 1 Imports, Inc.                           308,138
  14,900 Proffitt's Inc.*                               469,350
   7,800 Shopko Stores Inc.*                            228,150
  14,400 Williams-Sonoma, Inc.*                         476,100
  24,700 Zale Corp.*                                    765,700
                                                    -----------
                                                      6,201,220
 --------------------------------------------------------------
  SAVINGS AND LOAN - 2.7%
   4,300 Albank Financial Corp.                         297,238
  60,800 FirstFed Financial Corp.*                    1,322,400
  42,480 Sovereign Bancorp, Inc.                        681,008
                                                    -----------
                                                      2,300,646
 --------------------------------------------------------------
  SEMICONDUCTORS - 3.1%
  44,200 Anixter International, Inc.*                   803,888
  16,800 California Microwave, Inc.*                    239,400
  24,200 Esterline Technologies Corp.*                  426,525
  11,600 Innovex Inc.                                   156,600
  18,700 Micro Linear Corp.*                             93,500
  10,600 Oak Industries, Inc.*                          393,525
  41,500 Remec Inc.*                                    316,438
  13,000 The DII Group, Inc.*                           211,250
                                                    -----------
                                                      2,641,126
 --------------------------------------------------------------
  SOFTWARE & SERVICES - 3.1%
  14,400 Arbor Software Corp.*                          403,200
  27,600 Learning Company, Inc.*                        734,850
  11,500 Platinum Technology, Inc.*                     363,328
  15,100 Symantec Corp.*                                366,175
  10,800 Systems & Computer Tech Corp.*                 237,600
  22,800 USCS International, Inc.*                      535,800
                                                    -----------
                                                      2,640,953
 --------------------------------------------------------------
  SPECIALTY FINANCE & AGENCIES - 1.1%
  34,300 Long Beach Financial Corp.*                    355,863
  31,625 Resource Bancshares Mortgage Group, Inc.       614,711
                                                    -----------
                                                        970,574
 --------------------------------------------------------------
  SPECIALTY RETAIL - 2.8%
  20,200 Abercrombie & Fitch Co.*                       938,038
  10,400 Brylane, Inc.*                                 404,950
 --------------------------------------------------------------

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Statement of Investments
July 31, 1998 (Unaudited)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES DESCRIPTION                                 VALUE
 COMMON STOCKS - (CONTINUED)
  SPECIALTY RETAIL - (CONTINUED)
  25,000 Goody's Family Clothing Inc.*          $   646,875
  42,000 Handleman Co.*                             375,375
                                                -----------
                                                  2,365,238
 ----------------------------------------------------------
  STEEL - 2.2%
  37,400 AK Steel Holding Corp.                     596,063
  86,500 Armco, Inc.*                               481,156
   8,400 Lone Star Technologies, Inc.*              106,575
  49,000 National Steel Corp.                       477,750
   6,500 Reliance Steel & Aluminum Corp.            216,531
                                                -----------
                                                  1,878,075
 ----------------------------------------------------------
  SUPERMARKETS - 0.9%
  31,900 Fleming Companies, Inc.                    488,469
   5,600 Whole Foods Market, Inc.*                  303,800
                                                -----------
                                                    792,269
 ----------------------------------------------------------
  TELECOMMUNICATIONS - 0.4%
  30,000 Paging Network, Inc.*                      352,500
 ----------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 0.3%
  15,600 Sawtek Inc.*                               214,500
 ----------------------------------------------------------
  TEMPORARY HELP SERVICES - 0.7%
  21,900 StaffMark, Inc.*                           585,825
 ----------------------------------------------------------
  TEXTILE-APPAREL MANUFACTURERS - 1.0%
   9,300 Nautica Enterprises, Inc.*                 239,766
  11,400 Oxford Industries, Inc.                    342,713
   9,225 Pacific Sunwear of California, Inc.*       272,138
                                                -----------
                                                    854,617
 ----------------------------------------------------------
  TRUCK RENTAL - 0.4%
  32,450 Rollins Truck Leasing Corp.                377,231
 ----------------------------------------------------------
  TRUCKING - 1.3%
  18,700 Airborne Freight Corp.                     446,463
  19,800 Consolidated Freightways Corp.*            230,175
  24,800 Yellow Corp.*                              396,800
                                                -----------
                                                  1,073,438
 ----------------------------------------------------------
  UTILITIES - 2.1%
  14,300 Central Maine Power Co.                    270,806
   6,500 Commonwealth Energy Systems                230,750
  39,900 Public Service Company of New Mexico       857,850
  12,600 TNP Enterprises, Inc.                      406,326
                                                -----------
                                                  1,765,732
 ----------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $82,628,693)                            $79,598,974
 ----------------------------------------------------------

  PRINCIPAL      INTEREST  MATURITY
  AMOUNT           RATE      DATE          VALUE
 U.S. TREASURY OBLIGATION - 0.4%
  U.S. Treasury Bill
  $350,000(b)      5.28%   09/17/98  $   347,699
 -----------------------------------------------
  TOTAL U.S. TREASURY OBLIGATION
  (COST $347,699)                    $   347,699
 -----------------------------------------------
 REPURCHASE AGREEMENT - 4.8%
  Joint Repurchase Agreement Account
  $4,100,000(b)    5.69%   08/03/98  $ 4,100,000
 -----------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $4,100,000)                  $ 4,100,000
 -----------------------------------------------
  TOTAL INVESTMENTS
  (COST $87,076,392)(A)              $84,046,673
 -----------------------------------------------

  FEDERAL INCOME
  TAX INFORMATION:
  Gross unrealized
   gain for
   investments in
   which
   value exceeds
   cost             $ 5,530,017
  Gross unrealized
   loss for
   investments in
   which
   cost exceeds
   value             (8,679,959)
 -------------------------------
  Net unrealized
   loss             $(3,149,942)
 -------------------------------

 Futures contracts open at July 31, 1998 are as follows:

                      NUMBER OF
                      CONTRACTS   SETTLEMENT   UNREALIZED
         TYPE          LONG(C)      MONTH         LOSS
 --------------------------------------------------------
  Russell 2000 Index      19    September 1998  $225,200
 --------------------------------------------------------

  * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $87,196,615.
 (b) Portion of this security is being segregated as collateral for futures contracts.
 (c) Each Russell 2000 Index future utilizes a multiplier of 500 per contract with the index value at time of purchase in notional par value. The total net notional amount and market value at risk are $4,212,825 and $3,987,625, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicative only of volume of activity and not a measure of mar-ket risk.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

                                    GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND


Performance Summary
July 31, 1998 (Unaudited)


 The following graph shows the value as of July 31, 1998, of a $10,000 invest-ment made (with the maximum sales charge of 5.5% per Class A and redemption charges of 5.0% and 1.0% for Class B and C, respectively and at NAV for the Institutional and Service Classes) on August 15, 1997 (commencement of opera-tions). For comparative purposes, the performance of the Fund's benchmark (Morgan Stanley Gross Europe, Australia, Far East Index ("MS Gross EAFE In-dex")) is shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctu-ate with changes in market conditions. These performance fluctuations will cause an investor's shares, when redeemed, to be worth more or less than their original cost.

 CORE INTERNATIONAL EQUITY FUND'S LIFETIME PERFORMANCE

 PERFORMANCE OF A $10,000 INVESTMENT, DISTRIBUTIONS REINVESTED AUGUST 15, 1997 TO JULY 31, 1998

 LOGO
GS-CORE INTL EQUITY FUND Cl A
Inception Date: 8/15/97

              Morgan Stanley Class A  Class B    Class C  Institutional Service
               Gross EAFE     Fund     Fund       Fund      Class        Class
             ------------------------------------------------------------------
AUG 15/97          10,000    9,450    10,000      10,000    10,000       10,000
AUG                 9,540    9,045     9,570       9,570     9,570        9,570
SEPT               10,076    9,405     9,950       9,950     9,960        9,950
OCT                 9,304    8,620     9,110       9,120     9,130        9,120
NOV                 9,211    8,365     8,840       8,840     8,860        8,850
DEC                 9,294    8,293     8,760       8,770     8,794        8,780
JAN '98             9,722    8,728     9,210       9,220     9,255        9,230
FEB                10,348    9,361     9,880       9,890     9,936        9,910
MAR                10,669    9,655    10,190      10,200    10,256       10,230
APR                10,755    9,645    10,170      10,180    10,246       10,220
MAY                10,706    9,541    10,060      10,080    10,146       10,110
JUNE               10,789    9,456     9,970       9,980    10,056       10,020
JULY               10,901    9,579     9,590      10,000    10,186       10,150


                                SINCE INCEPTION(A)
                                     OF CLASS      SIX MONTHS
  AVERAGE ANNUAL TOTAL RETURN THROUGH JULY 31, 1998(B)
  CLASS A
  Excluding sales charges                    1.34%      9.75%
  Including sales charges                   -4.21%      3.68%
 ------------------------------------------------------------
  CLASS B
  Excluding redemption charges               0.90%      9.55%
  Including redemption charges              -4.10%      4.56%
 ------------------------------------------------------------
  CLASS C
  Excluding redemption charges               1.00%      9.54%
  Including redemption charges               0.00%      8.54%
 ------------------------------------------------------------
  INSTITUTIONAL CLASS                        1.86%     10.06%
 ------------------------------------------------------------
  SERVICE CLASS                              1.50%      9.97%
 ------------------------------------------------------------

 (a) Represents cumulative total return since the class has not been in opera-tion for a full 12 months.
 (b) All share classes commenced operations August 15, 1997.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Statement of Investments
July 31, 1998 (Unaudited)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES  DESCRIPTION                                                    VALUE

 COMMON STOCKS - 99.7%
  AUSTRALIAN DOLLAR - 1.7%
   35,400 Australia & New Zealand Banking Group Ltd. (Commercial
          Banks)                                                   $    229,520
  158,400 Boral, Ltd. (Building Materials & Construction)               279,226
  251,200 General Property Trust (Real Estate)                          441,135
  146,700 Gio Australia Holdings Ltd. (Insurance Services)              382,153
   54,900 National Australia Bank (Banks)                               764,611
  201,500 National Foods Ltd. (Food & Beverages)                        339,163
   37,600 News Corp., Ltd. (Media)                                      274,172
  276,700 Pacific Dunlop Holdings Ltd. (Diversified)                    508,614
   74,300 Santos Ltd. (Oil & Gas)                                       196,396
   52,800 Seven Network Ltd (Broadcast Media)                           137,640
   73,000 St. George Bank, Ltd. (Commercial Banks)                      470,288
  105,000 Westfield Trust (Real Estate)                                 216,931
                                                                   ------------
                                                                      4,239,849
 ------------------------------------------------------------------------------
  AUSTRIAN SCHILLING - 3.6%
    7,650 Austria Tabakwerke AG (Tobacco)                               461,285
    6,850 Austrian Airlines (Airlines)                                  248,922
   31,300 Bank Austria AG (Banks)                                     2,474,802
    3,800 Bbag Oest Brau Beteiligungs (Food & Beverages)                203,338
    7,150 Bohler Uddeholm (Steel)                                       405,268
    2,500 Brau Union AG (Food and Beverages)                            143,159
      150 Ea Generali AG (Insurance Services)*                           35,640
    1,500 EVN Energie Versorgung Neideroesterreich AG (Utility)         248,463
    3,800 Flughafen Wien AG (Business Services)                         176,024
    7,250 Mayr Melnhof Karton AG (Paper/Packaging)                      461,485
    2,050 Oesterreichische Elektrizitats (Utility)                      338,911
   10,800 Omv AG (Oil & Gas)                                          1,380,081
    9,100 Rhi AG (Manufacturing-Miscellaneous)                          441,882
   54,350 Va Stahl AG (Steel)                                         1,932,049
                                                                   ------------
                                                                      8,951,309
 ------------------------------------------------------------------------------
  BELGIAN FRANC - 0.2%
    1,700 Tractebel Investment International-London (Utility)           277,884
    1,000 Tractebel Investment International-Brussells (Utility)        164,551
                                                                   ------------
                                                                        442,435
 ------------------------------------------------------------------------------
  BRITISH POUND STERLING - 14.1%
   86,800 Abbey National (Insurance)                                  1,579,517
   91,900 Allied Domecq PLC (Food & Beverages)                          840,665
  161,300 Arcadia Group PLC (Retail)                                    956,446
  243,800 Arjo Wiggins Appleton PLC (Paper)                             673,038
   17,300 Barclays Bank (Banks)                                         494,542
 ------------------------------------------------------------------------------

  SHARES  DESCRIPTION                                                VALUE

 COMMON STOCKS - (CONTINUED)
  BRITISH POUND STERLING - (CONTINUED)
  325,100 Billiton PLC (Metals-Diversified)                    $    734,178
   14,500 Bowthorpe PLC (Electronics)                               105,875
   59,100 British Aerospace PLC (Aerospace/Defense)                 450,841
    4,800 British Petroleum (Oil & Gas)                              63,746
  398,900 British Telecom (Telecommunications)                    5,779,724
   26,400 Burmah Castrol PLC (Oil Refining & Marketing)             463,588
  123,600 Cable & Wireless (Telecommunications)                   1,592,997
   47,700 Courtaulds PLC (Chemical Products)*                       349,073
   17,290 Daily Mail & General Trust (Publishing)                   807,757
   16,300 EMAP PLC (Publishing)                                     314,188
  111,000 Gallaher Group PLC (Tobacco)                              714,849
  108,700 Glaxo Wellcome (Pharmaceuticals)                        3,352,363
  120,400 Guardian Royal Exchange PLC (Insurance-Property
          and Casualty)                                             654,923
   61,900 HSBC Holdings PLC (Banks)                               1,457,049
    6,000 HSBC Holdings PLC (75P) (Banks)                           149,269
   96,100 IMI PLC (Diversified Manufacturing)                       527,451
  120,800 Lex Service PLC (Retail)                                1,014,260
   85,850 P + O Finance BV (Financial Services)                   1,340,657
   13,200 Railtrack Group PLC (Transportation-Rail)                 324,943
  518,977 Rolls Royce (Aerospace/Defense)                         2,013,405
  139,425 Royal Bank of Scotland Group (Banks)                    2,231,959
   31,900 Rtz Corp (Mining-Metals/Minerals)                         358,508
  155,350 Sainsbury(J) PLC (Supermarkets)                         1,365,252
   27,600 Schroders PLC (Financial Services)                        695,205
   35,500 Scottish Hydro-Electric PLC (Utility)                     345,326
   19,100 Thames Water PLC (Utility)                                349,439
  117,900 Thorn PLC (Rental-Auto Equipment)                         469,919
   97,800 Tomkins PLC (Diversified)                                 504,830
  134,218 Unilever NV (Consumer Products)                         1,319,856
   30,600 Williams PLC (Diversified Manufacturing)                  179,697
                                                               ------------
                                                                 34,575,335
 --------------------------------------------------------------------------
  DANISH KRONE - 1.0%
   13,600 Tele Danmark AS (Telecommunications)                    1,394,285
   11,600 Unidanmark (Banks)                                      1,139,620
                                                               ------------
                                                                  2,533,905
 --------------------------------------------------------------------------
  DEUTSCHEMARK - 10.4%
    1,750 Allianz AG Holdings (Insurance)                           627,635
  167,300 BASF AG (Chemical Products)                             7,688,333
  134,500 Commerzbank AG (Banks)                                  5,103,575
   28,850 Daimler Benz AG (Auto/Vehicle)                          2,951,656
   19,300 Deutsche Telekom AG (Telecommunications)                  561,999
   17,075 Hoechst AG (Pharmaceuticals)                              760,211
   81,650 Merck Kgaa (Pharmaceuticals)                            3,800,450
   15,750 Metro AG (Retail)                                         933,189
   20,075 Siemens AG (Electronics)                                1,490,757
 --------------------------------------------------------------------------

                                    GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES    DESCRIPTION                                              VALUE

 COMMON STOCKS - (CONTINUED)
  DEUTSCHEMARK - (CONTINUED)
      1,750 Viag AG (Conglomerates)                            $  1,242,481
      4,000 Volkswagen AG (Auto/Vehicle)                            359,998
                                                               ------------
                                                                 25,520,284
 --------------------------------------------------------------------------
  FINNISH MARKKA - 4.9%
    226,360 Enso OY (Forest Products)                             2,180,885
     67,450 Finnair (Airlines)                                      575,014
    479,750 Merita PLC (Banks)                                    3,051,890
    136,600 Metsa Serla OY (Forest Products)                      1,124,103
     56,850 Nokia (AB) OY (Electronics)                           4,993,666
                                                               ------------
                                                                 11,925,558
 --------------------------------------------------------------------------
  FRENCH FRANC - 6.9%
     27,550 Axa Uap (Insurance)                                   3,773,087
     10,700 Banque Paribas (Banks)                                1,174,839
      8,450 Elf Aquitaine (Oil & Gas)                             1,094,938
     12,150 Erid Beghin Say (Consumer Products)                   2,521,448
      3,175 Labinal (Aerospace/Defense)                           1,144,288
     18,350 Renault (Regie Nationale) (Auto/Vehicle)                974,791
      6,769 Societe Generale (Financial Services)                 1,629,416
     23,750 Suez Lyonnaise Eaux (Financial Services)              4,379,348
                                                               ------------
                                                                 16,692,155
 --------------------------------------------------------------------------
  HONG KONG DOLLAR - 2.0%
  1,955,000 Chinese Estates HL (Real Estate)                        277,538
    207,000 CLP Holdings Ltd. (Utility)                             924,334
    881,000 Hang Lung Development Co. (Real Estate)                 784,526
     35,000 Hang Seng Bank (Banks)                                  170,743
    203,000 Hong Kong Electric (Utility)                            636,626
    212,000 Hong Kong Land Holdings ADR (Real Estate)               233,200
    299,600 Hong Kong Telecom (Telecommunications)                  564,517
    448,000 New World Development Company Ltd. (Real Estate)        595,522
    168,000 Swire Pacific Ltd. (Diversified)                        538,788
     64,000 Wing Lung Bank (Banks)                                  153,630
                                                               ------------
                                                                  4,879,424
 --------------------------------------------------------------------------
  ITALIAN LIRA - 4.6%
    385,900 Banca Commercial Italiana (Banks)                     2,911,085
    215,700 Ente Nazionale Idrocarburi (Oil & Gas)                1,402,428
    390,200 Fiat SpA (Auto/Vehicle)                               1,610,607
     72,150 Istit Fin Ind (Conglomerates)                         1,433,593
  1,109,300 Montedison SpA (Chemicals)                            1,408,374
    269,325 Telecom Italia SpA (Telecommunications)               2,323,023
                                                               ------------
                                                                 11,089,110
 --------------------------------------------------------------------------

  SHARES    DESCRIPTION                                                   VALUE

 COMMON STOCKS - (CONTINUED)
  JAPANESE YEN - 26.1%
    106,000 Canon, Inc. (Computers/Office)                          $  2,418,753
     68,000 Chugoku Elec Power Co. (Electrical Services)                 968,607
    161,000 Citizen Watch Co. (Consumer Goods)                         1,313,650
     26,000 Dai Nippon Printing Company Ltd. (Business Services)         413,497
    897,000 Daiwa Bank (Banks)                                         1,135,051
        360 East Japan Railway (Railroads)                             1,730,051
    224,000 Fuji Heavy Industries Ltd. (Automobiles & Automobile
            Parts)                                                     1,276,283
     25,000 Fujitsu Limited (Computers)                                  272,784
    244,000 Hino Motors (Industrial Machinery)                           718,739
    961,000 Hitachi (Electronics & Other Electrical Equipment)         6,007,081
     67,000 Honda Motor Co., Ltd. (Automobiles & Automobile
            Parts)                                                     2,497,096
    140,000 Izumiya Co. (Retail)                                         966,118
     30,800 Kansai Electric Power Co., Inc. (Electrical Services)        517,522
     23,100 Kokusai Den (Kdd) (Telecommunications)                       779,477
    644,000 Konica Corporation (Computers)                             2,729,719
    126,600 Kyushu Electric Power Co., Inc. (Utility)                  1,925,875
    721,000 Long Credit Bank Japan (Banks)                               254,259
  1,173,000 Marubeni Corp. (Trading)                                   2,433,273
    143,000 Matsushita Electric Industrial Co. (Electronics &
            Other Electrical Equipment)                                2,284,124
    151,000 Mitsubishi Chemical (Chemical Products)                      290,264
     78,000 Mitsubishi Trust & Banking (Banks)                           567,390
    536,000 Mitsui Trust & Banking (Banks)                             1,037,754
      2,000 Nintendo Company Ltd. (Entertainment & Leisure)              190,154
    885,000 Nippon Oil Co. Ltd. (Oil & Gas)                            2,735,410
    372,000 Nippon Paper Industries (Paper & Forest Products)          1,504,771
        175 Nippon Telephone & Telegraph Corp.
            (Telecommunications)                                       1,512,585
      3,700 Nippon Television Network (Broadcast Media)                1,068,144
    337,000 Nissan Motor Co. (Auto/Vehicle)                            1,116,187
    184,000 Oji Paper Co., Ltd. (Paper & Forest Products)                771,014
     37,200 Orix Corp. (Financial Services)                            2,559,397
  1,139,000 Sakura Bank (Banks)                                        2,630,521
    464,000 Sanyo Electric Co., Ltd. (Electronics & Other
            Electrical Equipment)                                      1,363,574
    671,000 Snow Brand Milk (Food & Beverages)                         2,176,041
      4,000 Sony Corp. (Electronics & Other Electrical Equipment)        339,925
     35,000 Takeda Chemical Industries (Pharmaceuticals)                 897,870
 -------------------------------------------------------------------------------

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
July 31, 1998 (Unaudited)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SHARES    DESCRIPTION                                                VALUE

 COMMON STOCKS - (CONTINUED)
  JAPANESE YEN - (CONTINUED)
     16,000 TDK Corp.* (Consumer Goods)                          $  1,178,260
    279,000 Toppan Printing Co. (Business Services)                 3,225,612
    707,000 Toshiba Corp. (Industrial Machinery)                    2,889,206
     65,000 Toyota Motor Corp. (Auto/Vehicle)                       1,595,561
        710 West Japan Railway (Transportation-Rail)                2,626,539
    148,000 Yasuda Fire & Marine Insurance (Insurance-Property
            and Casualty)                                             701,010
                                                                 ------------
                                                                   63,619,148
 ----------------------------------------------------------------------------
  MALAYSIAN RINGGIT - 2.2%
  2,346,000 Antah Holdings Bhd (Financial Services)                   271,987
  2,986,000 Berjaya Group Berhad (Diversified)                        252,427
    436,000 Berjaya Land BHD (Leisure)                                209,565
    676,000 Golden Hope Plantations BHD (Agriculture)                 555,142
    656,000 Malayan Banking Bhd (Banks)                               507,029
  1,172,000 Malaysia Airline Systems (Airlines)                       447,263
  1,042,000 Pilecon Engineering Berhard (Engineering)                 158,558
    613,000 Resorts World Berhad (Recreational Services)              719,574
    708,000 RHB Capital Berhard (Financial Services)                  184,687
    135,650 Rothmans Pall Mall (Tobacco)                              958,350
    472,000 Telekom Malaysia (Telecommunications)                     735,327
    402,000 Tenaga Nasional Berhad (Utility)                          339,839
                                                                 ------------
                                                                    5,339,748
 ----------------------------------------------------------------------------
  NETHERLANDS GUILDER - 5.8%
     32,200 ABN AMRO Holdings NV (Banks)                              844,390
         40 Aegon NV (Insurance)                                        3,681
     29,575 Asr Verzekeringsgr (Insurance)                          2,794,059
     87,450 Ing Groep NV* (Financial Services)                      6,613,737
     23,900 Philips Electronics (Electronics)                       1,936,212
     31,375 Tnt Post Groep NV (Business Services)*                    750,804
     15,500 Unilever NV (Consumer Products)                         1,108,882
                                                                 ------------
                                                                   14,051,765
 ----------------------------------------------------------------------------
  NORWEGIAN KRONE - 3.2%
    549,414 Christiania Bank Og. (Banks)                            2,669,530
     85,700 Den Norske Bank ASA (Banks)                               469,732
     14,500 Kvaerner ASA Class B (Agriculture/Heavy Equipment)        499,126
     54,935 Kvaerner PLC (Agriculture/Heavy Equipment)              2,014,642
     49,200 Norsk Hydro AS (Oil & Gas Services)                     2,188,635
                                                                 ------------
                                                                    7,841,665
 ----------------------------------------------------------------------------

  SHARES  DESCRIPTION                                                VALUE

 COMMON STOCKS - (CONTINUED)
  PORTUGUESE ESCUDO - 0.9%
   18,840 Banco Totta E Acores (Banks)                         $    475,849
   24,600 Electricidade de Portugal SA (Utility)                    578,108
   10,500 Portugal Telecom SA (Telecommunications)                  602,413
    9,100 Sonae Investimentos (Retail)                              492,712
                                                               ------------
                                                                  2,149,082
 --------------------------------------------------------------------------
  SINGAPORE DOLLAR - 0.7%
  190,000 Acma Ltd. (Retail)                                         97,944
  366,000 Keppel Corp. (Diversified)                                517,255
  326,000 Overseas Union Bank-Foreign (Banking)                     592,899
  295,000 Singapore Telecommunications* (Telecommunications)        445,960
  334,300 United Engineers (Construction)                           121,986
                                                               ------------
                                                                  1,776,044
 --------------------------------------------------------------------------
  SPANISH PESETA - 3.9%
  233,125 Iberdrola SA (Utility)                                  3,686,929
   39,150 Repsol SA (Oil & Gas Services)                          2,129,520
   76,850 Telefonica de Espana (Telecommunications)               3,747,912
                                                               ------------
                                                                  9,564,361
 --------------------------------------------------------------------------
  SWEDISH KRONA - 1.6%
   17,100 Gambro (Medical Products and Supplies)                    291,457
   54,150 Svenska Handelsbanken (Banks)                           2,605,363
   35,907 Volvo(AB) (Auto/Vehicle)                                1,108,840
                                                               ------------
                                                                  4,005,660
 --------------------------------------------------------------------------
  SWISS FRANC - 5.4%
    2,965 Baloise Holdings (Insurance)                            2,971,962
    2,612 CS Holdings (Financial Services)                          660,667
    5,640 George Fischer AG (Industrial Machinery)                2,240,107
    2,095 Jelmoli Holdings AG (Retail)                            2,860,332
      470 Novartis AG Registered shares (Pharmaceuticals)           792,741
      605 Novartis AG Bearer shares (Pharmaceuticals)             1,021,255
      672 UBS AG (Banks)*                                           291,838
    2,665 Zurich Allied AG (Insurance)*                           2,091,949
      350 Zurich Versicherun (Insurance)                            278,028
                                                               ------------
                                                                 13,208,879
 --------------------------------------------------------------------------
  UNITED STATES DOLLAR - 0.2%
  157,900 Jardine Matheson (Financial Services)                     396,327
 --------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $240,230,150)                                          $242,802,043
 --------------------------------------------------------------------------

                                    GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL      INTEREST MATURITY
  AMOUNT           RATE     DATE         VALUE

 SHORT-TERM OBLIGATION - 2.1%
  State Street Bank & Trust Euro-Time Deposit
  $5,218,000(b)    5.56%  08/03/98 $  5,218,000
 ----------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (COST $5,218,000)                $  5,218,000
 ----------------------------------------------
  TOTAL INVESTMENTS
  (COST $245,448,150)(A)           $248,020,043
 ----------------------------------------------

  FEDERAL INCOME TAX INFORMATION:

  Gross unrealized gain for investments in which value exceeds
  cost                                                          $ 14,300,815
  Gross unrealized loss for investments in which cost exceeds
  value                                                          (14,182,925)
 ----------------------------------------------------------------------------
  Net unrealized gain                                           $    117,890
 ----------------------------------------------------------------------------

  * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $247,902,153.
 (b) A portion of this security has been segregated for extended settlement securities.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

                                               PERCENTAGE OF
                                            TOTAL NET ASSETS
 COMMON STOCK INDUSTRY CLASSIFICATIONS
  Aerospace & Defense                                   1.5%
  Agriculture/Heavy Equipment                           1.2
  Airlines                                              0.5
  Auto/Vehicle                                          5.6
  Banking                                              14.7
  Broadcast Media                                       0.5
  Building Materials & Construction                     0.1
  Business Services                                     1.9
  Chemicals                                             4.0
  Computers/Office                                      2.2
  Conglomerates                                         1.1
  Construction                                          0.1
  Consumer Goods                                        3.0
  Diversified Manufacturing                             0.3
  Diversified                                           1.0
  Electrical Services                                   0.6
  Electronics & Other Electrical Equipment              7.6
  Engineering                                           0.1
  Entertainment & Leisure                               0.1
  Financial Services                                    7.7
  Food & Beverages                                      1.5
  Forest Products                                       1.4
  Industrial Machinery                                  2.4
  Insurance                                             6.6
  Leisure                                               0.1
  Manufacturing--Miscellaneous                          0.2
  Media                                                 0.1
  Medical Products and Supplies                         0.1
  Metals--Diversified                                   0.3
  Mining--Metals/Minerals                               0.1
  Oil & Gas                                             4.8
  Paper/Packaging                                       1.4
  Pharmaceuticals                                       4.4
  Publishing                                            0.5
  Railroads                                             0.7
  Real Estate                                           1.0
  Recreational Services                                 0.3
  Rental--Auto Equipment                                0.2
  Retail                                                3.0
  Steel                                                 1.0
  Supermarkets                                          0.6
  Telecommunications                                    8.1
  Tobacco                                               0.9
  Trading                                               1.0
  Transportation--Rail                                  1.2
  Utility                                               4.0
 -----------------------------------------------------------
  TOTAL COMMON STOCKS                                  99.7%
 -----------------------------------------------------------

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Statements of Assets and Liabilities
July 31, 1998 (Unaudited)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                              GOLDMAN SACHS
                                                                  CORE U.S.
                                                                EQUITY FUND
 ASSETS:

  Investment in securities, at value (identified cost,
  $750,558,240, $302,189,309, $87,076,392 and $245,448,150)    $952,208,449
  Cash, at value                                                     77,690
  Receivables:
  Fund shares sold                                                5,933,716
  Dividends and interest                                            815,172
  Deferred organization expenses, net                                    --
  Other assets                                                       80,182
 --------------------------------------------------------------------------
  TOTAL ASSETS                                                  959,115,209
 --------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Investment securities purchased                                        --
  Fund shares repurchased                                         2,190,288
  Amounts owed to affiliates                                      1,554,687
  Variation margin                                                 340,897
  Due to bank                                                           --
  Accrued expenses and other liabilities                           154,529
 --------------------------------------------------------------------------
  TOTAL LIABILITIES                                               4,240,401
 --------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                               708,284,493
  Accumulated undistributed (distributions in excess of) net
  investment income (loss)                                        1,531,939
  Accumulated undistributed (distributions in excess of) net realized gain (loss) on investment, futures and foreign
  currency transactions                                          44,084,376
  Net unrealized gain (loss) on investments, futures and
  translation of assets and liabilities, as denominated in
  foreign currencies                                            200,974,000
 --------------------------------------------------------------------------
  NET ASSETS                                                   $954,874,808
 --------------------------------------------------------------------------

                                                 CLASS A       CLASS B CLASS C
 -----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited
  shares authorized)                          17,461,477     3,435,462 514,584
  Net asset and Class A redemption value per
  share(a)                                        $30.23        $29.86  $29.76
 -----------------------------------------------------------------------------
                                                         INSTITUTIONAL SERVICE
 -----------------------------------------------------------------------------
  Total shares of beneficial interest
  outstanding, $.001 par value (unlimited
  shares authorized)                                         9,782,463 344,244
  Net asset value, offering and redemption
  price per share                                               $30.55  $30.18
 -----------------------------------------------------------------------------

 (a) Maximum public offering price per share for Class A shares is $31.99, $14.76, $11.32 and $10.72 (NAV per share X 1.0582) for the CORE U.S. Eq-
     uity, CORE Large Cap, CORE Small Cap and CORE International Equity Funds, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

         GOLDMAN SACHS          GOLDMAN SACHS               GOLDMAN SACHS
        CORE LARGE CAP         CORE SMALL CAP          CORE INTERNATIONAL
           GROWTH FUND            EQUITY FUND                 EQUITY FUND


          $314,110,080            $84,046,673                $248,020,043
                29,294                 42,855                   1,178,536
             4,546,048              1,026,615                   2,083,116
               124,716                 33,114                     275,845
                   947                     --                          --
               219,575                130,033                     161,416
 -----------------------------------------------------------------------------
           319,030,660             85,279,290                 251,718,956
 -----------------------------------------------------------------------------


                    --                     --                   5,142,686
               121,504                 56,768                      43,401
               366,746                123,269                     185,621
               125,351                115,638                          --
                    --                     --                     768,959
               212,736                 82,646                     140,036
 -----------------------------------------------------------------------------
               826,337                378,321                   6,280,703
 -----------------------------------------------------------------------------


           299,819,035             88,874,445                 243,023,345
                73,976                (20,240)                  1,067,631
             6,493,653               (698,317)                 (1,219,404)
            11,817,659             (3,254,919)                  2,566,681
 -----------------------------------------------------------------------------
          $318,204,323            $84,900,969                $245,438,253
 -----------------------------------------------------------------------------

     CLASS A     CLASS B    CLASS C   CLASS A    CLASS B  CLASS C    CLASS A  CLASS B  CLASS C
 ---------------------------------------------------------------------------------------------
   8,381,989   3,602,353  1,136,062 1,961,650  1,396,084  416,656  2,082,717  611,192  284,498
      $13.95      $13.85     $13.84    $10.70     $10.63   $10.64     $10.13   $10.09   $10.10
 ---------------------------------------------------------------------------------------------

  INSTITUTIONAL   SERVICE     INSTITUTIONAL SERVICE     INSTITUTIONAL SERVICE
 ----------------------------------------------------------------------------
      9,676,665    36,483         4,156,687   2,099        21,161,232   1,097
         $13.97    $13.91            $10.73  $10.70            $10.17  $10.15
 ----------------------------------------------------------------------------

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Statements of Operations
For the Six Months Ended July 31, 1998 (Unaudited)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      GOLDMAN SACHS
                                                          CORE U.S.
                                                        EQUITY FUND
  INVESTMENT INCOME:
  Dividends(a)                                          $ 5,658,623
  Interest                                                  534,719
 -------------------------------------------------------------------------------
  TOTAL INCOME                                            6,193,342
 -------------------------------------------------------------------------------
  EXPENSES:
  Management fees                                         3,135,590
  Distribution fees                                         957,730
  Authorized dealer service fees                            723,660
  Service class fees                                         23,479
  Transfer agent fees                                       314,057
  Custodian fees                                             95,651
  Professional fees                                          30,838
  Registration fees                                         112,466
  Amortization of deferred organization expenses                 --
  Trustee fees                                                3,300
  Other                                                      50,582
 -------------------------------------------------------------------------------
  TOTAL EXPENSES                                          5,447,353
 -------------------------------------------------------------------------------
  Less -- expenses reimbursed and fees waived by
  Goldman Sachs                                            (710,917)
 -------------------------------------------------------------------------------
  NET EXPENSES                                            4,736,436
 -------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                   1,456,906
 -------------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT, FUTURES AND FOREIGN CUR-
  RENCY TRANSACTIONS:
  Net realized gain (loss) from:
  Investment transactions                                37,872,712
  Futures transactions                                    1,696,184
  Foreign currency related transactions                          --
  Net change in unrealized gain (loss) on:
  Investments                                            51,812,492
  Futures                                                  (758,845)
  Translation of assets and liabilities denominated
  in foreign currencies                                          --
 -------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT, FUTURES AND FOREIGN CURRENCY
  TRANSACTIONS:                                          90,622,543
 -------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $92,079,449
 -------------------------------------------------------------------------------

 (a) For the CORE U.S. Equity Fund, taxes withheld on dividends were $39,217.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

    GOLDMAN SACHS               GOLDMAN SACHS                             GOLDMAN SACHS
   CORE LARGE CAP              CORE SMALL CAP                        CORE INTERNATIONAL
      GROWTH FUND                 EQUITY FUND                               EQUITY FUND

      $   648,922                $    321,912                               $ 1,523,474
          310,863                     107,869                                   217,415
 ---------------------------------------------------------------------------------------
          959,785                     429,781                                 1,740,889
 ---------------------------------------------------------------------------------------
          663,785                     268,291                                   505,202
          247,556                      88,044                                    41,876
          155,924                      43,915                                    25,281
              491                          --                                        --
          120,250                      89,771                                   110,269
           66,277                      58,397                                   197,439
           30,668                      30,668                                    31,989
           82,992                      54,322                                    47,241
              125                          --                                        --
            2,621                       2,587                                     2,574
           19,026                      15,189                                    17,613
 ---------------------------------------------------------------------------------------
        1,389,715                     651,184                                   979,484
 ---------------------------------------------------------------------------------------
         (520,570)                   (236,837)                                 (317,966)
 ---------------------------------------------------------------------------------------
          869,145                     414,347                                   661,518
 ---------------------------------------------------------------------------------------
           90,640                      15,434                                 1,079,371
 ---------------------------------------------------------------------------------------
        7,552,653                    (552,638)                                  936,498
         (565,160)                    240,348                                        --
               --                          --                                (1,480,147)
        6,910,539                  (3,792,268)                                2,446,917
         (112,154)                   (225,594)                                       --
               --                          --                                    19,656
 ---------------------------------------------------------------------------------------
       13,785,878                  (4,330,152)                                1,922,924
 ---------------------------------------------------------------------------------------
      $13,876,518                $(4,314,718)                               $ 3,002,295
 ---------------------------------------------------------------------------------------

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Statements of Changes in Net Assets
For the Six Months Ended July 31, 1998 (Unaudited)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                GOLDMAN SACHS
                                                                    CORE U.S.
                                                                  EQUITY FUND
  FROM OPERATIONS:
  Net investment income                                          $  1,456,906
  Net realized gain (loss) on investment, futures and foreign
  currency related transactions                                    39,568,896
  Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in
  foreign currencies                                               51,053,647
 -----------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       92,079,449
 -----------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares                               257,094,669
  Cost of shares repurchased                                      (68,901,440)
 -----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS    188,193,229
 -----------------------------------------------------------------------------
  TOTAL INCREASE                                                  280,272,678
 -----------------------------------------------------------------------------
  NET ASSETS:
  Beginning of year                                               674,602,130
 -----------------------------------------------------------------------------
  End of period                                                  $954,874,808
 -----------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME                                              $  1,531,939
 -----------------------------------------------------------------------------

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

     GOLDMAN SACHS              GOLDMAN SACHS                             GOLDMAN SACHS
    CORE LARGE CAP             CORE SMALL CAP                        CORE INTERNATIONAL
       GROWTH FUND                EQUITY FUND                               EQUITY FUND
     $      90,640                $    15,434                              $  1,079,371
         6,987,493                   (312,290)                                 (543,649)
         6,798,385                 (4,017,862)                                2,466,573
 ---------------------------------------------------------------------------------------
        13,876,518                 (4,314,718)                                3,002,295
 ---------------------------------------------------------------------------------------
       248,924,384                 62,560,072                               227,002,140
      (21,142,732)                 (6,004,760)                              (13,701,689)
 ---------------------------------------------------------------------------------------
       227,781,652                 56,555,312                               213,300,451
 ---------------------------------------------------------------------------------------
       241,658,170                 52,240,594                               216,302,746
 ---------------------------------------------------------------------------------------
        76,546,153                 32,660,375                                29,135,507
 ---------------------------------------------------------------------------------------
     $ 318,204,323                $84,900,969                              $245,438,253
 ---------------------------------------------------------------------------------------
     $      73,976                $   (20,240)                             $  1,067,631
 ---------------------------------------------------------------------------------------

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Statements of Changes in Net Assets
For the Period Ended January 31, 1998(a)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                GOLDMAN SACHS
                                                                    CORE U.S.
                                                                  EQUITY FUND
  FROM OPERATIONS:
  Net investment income (loss)                                   $  3,590,909
  Net realized gain (loss) on investment, futures and foreign
  currency related transactions                                    51,660,805
  Net change in unrealized gain on investments, futures and
  translation of assets and liabilities denominated in
  foreign currencies                                               58,735,381
 -----------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      113,987,095
 -----------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
  Class A shares                                                   (1,575,637)
  Class B shares                                                           --
  Class C shares                                                           --
  Institutional shares                                             (1,709,339)
  Service shares                                                      (33,980)
  In excess of net investment income
  Class A shares                                                      (51,278)
  Class B shares                                                     (119,427)
  Class C shares                                                      (23,315)
  Institutional shares                                                     --
  Service shares                                                       (2,900)
  From net realized gain on investment, foreign currency and futures transactions
  Class A shares                                                  (30,719,012)
  Class B shares                                                   (3,604,362)
  Class C shares                                                     (101,633)
  Institutional shares                                            (15,675,265)
  Service shares                                                     (556,742)
  In excess of net realized gain on investment, foreign
  currency and futures transactions
  Class A shares                                                           --
  Class B shares                                                     (633,585)
  Class C shares                                                     (257,250)
  Institutional shares                                                     --
  Service shares                                                           --
 -----------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (55,063,725)
 -----------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares                               265,252,943
  Reinvestment of dividends and distributions                      52,659,270
  Cost of shares repurchased                                      (98,067,148)
 -----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS    219,845,065
 -----------------------------------------------------------------------------
  TOTAL INCREASE                                                  278,768,435
 -----------------------------------------------------------------------------
  NET ASSETS:
  Beginning of period                                             395,833,695
 -----------------------------------------------------------------------------
  End of period                                                  $674,602,130
 -----------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME                                              $     75,033
 -----------------------------------------------------------------------------

 (a) Commencement dates of operations for the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds were May 1, 1997, August 15, 1997 and August 15, 1997, respectively.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

     GOLDMAN SACHS               GOLDMAN SACHS                           GOLDMAN SACHS
    CORE LARGE CAP              CORE SMALL CAP                      CORE INTERNATIONAL
       GROWTH FUND                 EQUITY FUND                             EQUITY FUND
       $   (10,741)                $   (39,085)                            $    15,364
         1,346,393                    (276,521)                               (689,695)
         5,019,274                     762,943                                 100,108
 --------------------------------------------------------------------------------------
         6,354,926                     447,337                                (574,223)
 --------------------------------------------------------------------------------------
           (10,499)                         --                                      --
                --                          --                                      --
                --                          --                                      --
                (3)                         --                                 (13,900)
                --                          --                                      --
                --                          --                                  (1,401)
                --                          --                                      --
              (461)                         --                                      --
                --                          --                                      --
                (2)                         --                                      --
        (1,161,485)                         --                                      --
          (165,444)                         --                                      --
           (16,967)                         --                                      --
               (79)                         --                                      --
            (1,739)                         --                                      --
          (230,942)                    (37,526)                                     --
          (194,227)                    (34,574)                                     --
           (67,511)                     (7,527)                                     --
                --                     (29,872)                                     --
            (1,839)                         (7)                                     --
 --------------------------------------------------------------------------------------
        (1,851,198)                   (109,506)                                (15,301)
 --------------------------------------------------------------------------------------
        79,057,752                  32,949,538                              30,283,218
         1,734,068                      94,459                                  15,251
        (8,749,395)                   (721,453)                               (573,438)
 --------------------------------------------------------------------------------------
        72,042,425                  32,322,544                              29,725,031
 --------------------------------------------------------------------------------------
        76,546,153                  32,660,375                              29,135,507
 --------------------------------------------------------------------------------------
                --                          --                                      --
 --------------------------------------------------------------------------------------
       $76,546,153                 $32,660,375                             $29,135,507
 --------------------------------------------------------------------------------------
           (16,664)                $   (35,674)                            $   (11,740)
 --------------------------------------------------------------------------------------

GOLDMAN SACHS CORE U.S. EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                     INCOME FROM
                              INVESTMENT OPERATIONS(E)              DISTRIBUTIONS TO SHAREHOLDERS
                              ------------------------- -----------------------------------------------------
                                          NET REALIZED                          FROM NET      IN EXCESS OF
                    NET ASSET    NET     AND UNREALIZED            IN EXCESS  REALIZED GAIN NET REALIZED GAIN NET INCREASE/
                     VALUE,   INVESTMENT GAIN (LOSS) ON  FROM NET    OF NET   ON INVESTMENT   ON INVESTMENT    (DECREASE)
                    BEGINNING   INCOME    INVESTMENTS   INVESTMENT INVESTMENT  AND FUTURES     AND FUTURES    IN NET ASSET
                    OF PERIOD   (LOSS)    AND FUTURES     INCOME     INCOME   TRANSACTIONS    TRANSACTIONS        VALUE
 FOR THE SIX MONTHS ENDED JULY 31, (UNAUDITED)
  1998 - Class A
  Shares             $26.59     $0.03        $3.61        $  --      $   --       $  --          $   --           $3.64
  1998 - Class B
  Shares              26.32     (0.04)        3.58           --          --          --              --            3.54
  1998 - Class C
  Shares              26.24     (0.04)        3.56           --          --          --              --            3.52
  1998 - Institu-
  tional Shares       26.79      0.10         3.66           --          --          --              --            3.76
  1998 - Service
  Shares              26.53      0.05         3.60           --          --          --              --            3.65
 FOR THE YEARS ENDED JANUARY 31,
  1998 - Class A
  Shares              23.32      0.11         5.63        (0.12)         --       (2.35)             --            3.27
  1998 - Class B
  Shares              23.18      0.11         5.44           --       (0.06)      (2.00)          (0.35)           3.14
  1998 - Class C
  Shares(b)           27.48      0.03         1.22           --       (0.14)      (0.67)          (1.68)          (1.24)
  1998 - Institu-
  tional Shares       23.44      0.30         5.65        (0.24)      (0.01)      (1.33)          (1.02)           3.35
  1998 - Service
  Shares              23.27      0.19         5.57        (0.07)      (0.08)      (2.35)             --            3.26
 --------------------------------------------------------------------------------------------------------------------------
  1997 - Class A
  Shares              19.66      0.16         4.46        (0.16)         --       (0.80)             --            3.66
  1997 - Class B
  Shares(b)           20.44      0.04         3.70        (0.04)      (0.16)      (0.80)             --            2.74
  1997 - Institu-
  tional Shares       19.71      0.30         4.51        (0.28)         --       (0.80)             --            3.73
  1997 - Service
  Shares(b)           21.02      0.13         3.15        (0.13)      (0.10)      (0.80)             --            2.25
 --------------------------------------------------------------------------------------------------------------------------
  1996 - Class A
  Shares              14.61      0.19         5.43        (0.16)         --       (0.41)             --            5.05
  1996 - Institu-
  tional Shares(b)    16.97      0.16         3.23        (0.24)         --       (0.41)             --            2.74
 --------------------------------------------------------------------------------------------------------------------------
  1995 - Class A
  Shares              15.93      0.20        (0.38)       (0.20)         --       (0.94)             --           (1.32)
 --------------------------------------------------------------------------------------------------------------------------
  1994 - Class A
  Shares              15.46      0.17         2.08        (0.17)         --       (1.61)             --            0.47
 --------------------------------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class B, Class C, Institutional and Service share activity commenced on May 1, 1996, August 15, 1997, June 15, 1995 and June 7, 1996,
     respectively.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

                                             GOLDMAN SACHS CORE U.S. EQUITY FUND

                                                                               RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                  OF FEES OR EXPENSE LIMITATIONS
                                                                               -----------------------------------
                                                                   RATIO OF                                   RATIO OF
                                        NET ASSETS   RATIO OF   NET INVESTMENT     RATIO OF                NET INVESTMENT
   NET ASSET                PORTFOLIO   AT END OF  NET EXPENSES INCOME (LOSS)    EXPENSES TO              INCOME (LOSS) TO
   VALUE, END     TOTAL     TURNOVER      PERIOD    TO AVERAGE    TO AVERAGE     AVERAGE NET                   AVERAGE
   OF PERIOD    RETURN(A)     RATE      (IN 000S)   NET ASSETS    NET ASSETS        ASSETS                   NET  ASSETS
     $30.23       13.69%(d)   22.52%(d)  $527,753      1.26%(c)      0.23%(c)                  1.43%(c)                    0.06%(c)
      29.86       13.45(d)    22.52(d)    102,565      1.76(c)      (0.29)(c)                  1.93(c)                    (0.46)(c)
      29.76       13.41(d)    22.52(d)     15,316      1.76(c)      (0.32)(c)                  1.93(c)                    (0.49)(c)
      30.55       14.04(d)    22.52(d)    298,853      0.65(c)       0.83(c)                   0.82(c)                     0.66(c)
      30.18       13.76(d)    22.52(d)     10,388      1.15(c)       0.33(c)                   1.32(c)                     0.16(c)
      26.59       24.96       65.89       398,393      1.28          0.51                      1.47                        0.32
      26.32       24.28       65.89        59,208      1.79         (0.05)                     1.96                       (0.22)
      26.24        4.85(d)    65.89         6,267      1.78(c)      (0.21)(c)                  1.95(c)                    (0.38)(c)
      26.79       25.76       65.89       202,893      0.65          1.16                      0.82                        0.99
      26.53       25.11       65.89         7,841      1.15          0.62                      1.32                        0.45
-----------------------------------------------------------------------------------------------------------------------------------
      23.32       23.75       37.78       225,968      1.29          0.91                      1.53                        0.67
      23.18       18.59(d)    37.28        17,258      1.83(c)       0.06(c)                   2.00(c)                    (0.11)(c)
      23.44       24.63       37.28       148,942      0.65          1.52                      0.85                        1.32
      23.27       15.92(d)    37.28         3,666      1.15(c)       0.69(c)                   1.35(c)                     0.49(c)
-----------------------------------------------------------------------------------------------------------------------------------
      19.66       38.63       39.35       129,045      1.25          1.01                      1.55                        0.71
      19.71       20.14(d)    39.35        64,829      0.65(c)       1.49(c)                   0.96(c)                     1.18(c)
-----------------------------------------------------------------------------------------------------------------------------------
      14.61       (1.10)      56.18        94,968      1.38          1.33                      1.63                        1.08
-----------------------------------------------------------------------------------------------------------------------------------
      15.93       15.12       87.73        92,769      1.42          0.92                      1.67                        0.67
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      INCOME FROM
                                INVESTMENT OPERATIONS(E)              DISTRIBUTIONS TO SHAREHOLDERS
                              ---------------------------- ----------------------------------------------------
                                             NET REALIZED                          FROM NET    IN EXCESS OF NET
                    NET ASSET               AND UNREALIZED            IN EXCESS  REALIZED GAIN  REALIZED GAIN
                     VALUE,        NET      GAIN (LOSS) ON  FROM NET    OF NET   ON INVESTMENT  ON INVESTMENT   NET INCREASE
                    BEGINNING  INVESTMENT    INVESTMENTS   INVESTMENT INVESTMENT  AND FUTURES    AND FUTURES    IN NET ASSET
                    OF PERIOD INCOME (LOSS)  AND FUTURES     INCOME     INCOME   TRANSACTIONS    TRANSACTIONS      VALUE
 FOR THE SIX MONTHS ENDED JULY 31, (UNAUDITED)
  1998 - Class A
  Shares             $11.97      $ 0.01         $1.97        $   --     $  --       $   --          $  --          $1.98
  1998 - Class B
  Shares              11.92       (0.02)         1.95            --        --           --             --           1.93
  1998 - Class C
  Shares              11.93       (0.02)         1.93            --        --           --             --           1.91
  1998 - Institu-
  tional Shares       11.97        0.01          1.99            --        --           --             --           2.00
  1998 - Service
  Shares              11.95          --          1.96            --        --           --             --           1.96
 FOR THE PERIOD ENDED JANUARY 31,
  1998 - Class A
  Shares(b)           10.00        0.01          2.35         (0.01)       --        (0.32)         (0.06)          1.97
  1998 - Class B
  Shares(b)           10.00       (0.03)         2.33            --        --        (0.18)         (0.20)          1.92
  1998 - Class C
  Shares(b)           11.80       (0.02)         0.54            --      (.01)       (0.38)            --           0.13
  1998 - Institu-
  tional Shares(b)    10.00        0.01          2.35         (0.01)       --        (0.19)         (0.19)          1.97
  1998 - Service
  Shares(b)           10.00       (0.02)         2.35            --        --        (0.08)         (0.30)          1.95

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Institutional and Service share activity commenced on May 1, 1997. Class C share activity commenced on August 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

                                       GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

                                                               RATIO OF
                                   NET ASSETS   RATIO OF    NET INVESTMENT
NET ASSET              PORTFOLIO   AT END OF  NET EXPENSES INCOME (LOSS) TO
VALUE, END    TOTAL    TURNOVER      PERIOD    TO AVERAGE    AVERAGE NET
OF PERIOD   RETURN(A)    RATE      (IN 000S)   NET ASSETS       ASSETS
            RATIOS ASSUMING NO VOLUNTARY WAIVER
               OF FEES OR EXPENSE LIMITATIONS
            -----------------------------------
               RATIO OF                     RATIO OF
NET ASSET     EXPENSES TO                NET INVESTMENT
VALUE, END    AVERAGE NET               INCOME (LOSS) TO
OF PERIOD       ASSETS                 AVERAGE NET ASSETS
  $13.95    16.54%(d)    45.79%(d)  $116,939      0.90%(c)       0.19%(c)
   13.85    16.19(d)     45.79(d)     49,881      1.65(c)       (0.56)(c)
   13.84    16.01(d)     45.79(d)     15,724      1.65(c)       (0.57)(c)
   13.97    16.71(d)     45.79(d)    135,153      0.65(c)        0.42(c)
   13.91    16.40(d)     45.79(d)        507      1.15(c)       (0.04)(c)
                            1.61%(c)                    (0.52%)(c)
                            2.11(c)                     (1.02)(c)
                            2.11(c)                     (1.03)(c)
                            1.11(c)                     (0.04)(c)
                            1.61(c)                     (0.50)(c)
   11.97    23.79(d)     74.97(d)     53,786      0.91(c)        0.12(c)
   11.92    23.26(d)     74.97(d)     13,857      1.67(c)       (0.72)(c)
   11.93     4.56(d)     74.97(d)      4,132      1.68(c)       (0.76)(c)
   11.97    23.89(d)     74.97(d)      4,656      0.72(c)        0.42(c)
   11.95    23.56(d)     74.97(d)        115      1.17(c)       (0.21)(c)
---------------------------------------------------------------------------
                            2.40(c)                     (1.37)(c)
                            2.91(c)                     (1.96)(c)
                            2.92(c)                     (2.00)(c)
                            1.96(c)                     (0.82)(c)
                            2.41(c)                     (1.45)(c)
---------------------------------------------------------------------------

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              INCOME FROM              DISTRIBUTIONS TO
                                        INVESTMENT OPERATIONS(E)         SHAREHOLDERS
                                      ---------------------------- ------------------------
                                                     NET REALIZED
                                                    AND UNREALIZED              FROM NET
                            NET ASSET               GAIN (LOSS) ON            REALIZED GAIN
                             VALUE,        NET        INVESTMENT    FROM NET  ON INVESTMENT NET INCREASE
                            BEGINNING  INVESTMENT    AND FUTURES   INVESTMENT  AND FUTURES  IN NET ASSET
                            OF PERIOD INCOME (LOSS)  TRANSACTIONS    INCOME   TRANSACTIONS     VALUE
 FOR THE SIX MONTHS ENDED JULY 31, (UNAUDITED)
  1998 - Class A Shares      $10.59      $   --         $0.11         $ --       $   --        $0.11
  1998 - Class B Shares       10.56       (0.03)         0.10           --           --         0.07
  1998 - Class C Shares       10.57       (0.03)         0.10           --           --         0.07
  1998 - Institutional
  Shares                      10.61        0.02          0.10           --           --         0.12
  1998 - Service Shares       10.60       (0.01)         0.11           --           --         0.10
 FOR THE PERIOD ENDED JANUARY 31,
  1998 - Class A Shares(b)    10.00       (0.01)         0.65           --        (0.05)        0.59
  1998 - Class B Shares(b)    10.00       (0.03)         0.64           --        (0.05)        0.56
  1998 - Class C Shares(b)    10.00       (0.02)         0.64           --        (0.05)        0.57
  1998 - Institutional
  Shares(b)                   10.00        0.01          0.65           --        (0.05)        0.61
  1998 - Service Shares(b)    10.00        0.01          0.64           --        (0.05)        0.60

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Commenced operations on August 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

                                       GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

                                                                RATIO OF
                                    NET ASSETS   RATIO OF    NET INVESTMENT
NET ASSET               PORTFOLIO   AT END OF  NET EXPENSES INCOME (LOSS) TO
VALUE, END    TOTAL     TURNOVER      PERIOD    TO AVERAGE    AVERAGE NET
OF PERIOD   RETURN(A)     RATE      (IN 000S)   NET ASSETS       ASSETS
            RATIOS ASSUMING NO VOLUNTARY WAIVER
               OF FEES OR EXPENSE LIMITATIONS
            -----------------------------------
                                           RATIO OF
                RATIO OF                NET INVESTMENT
NET ASSET     EXPENSES TO              INCOME (LOSS) TO
VALUE, END    AVERAGE NET                 AVERAGE NET
OF PERIOD        ASSETS                      ASSETS
$10.70        1.04%(d)    16.06%(d)  $20,989       1.25%(c)       0.07%(c)
 10.63        0.66(d)     16.06(d)    14,843       1.95(c)       (0.62)(c)
 10.64        0.66(d)     16.06(d)     4,433       1.95(c)       (0.62)(c)
 10.73        1.13(d)     16.06(d)    44,614       0.95(c)        0.46(c)
 10.70        0.94(d)     16.06(d)        22       1.45(c)       (0.40)(c)
                           2.14%(c)                   (0.82)%(c)
                           2.64(c)                    (1.31)(c)
                           2.64(c)                    (1.31)(c)
                           1.64(c)                    (0.23)(c)
                           2.14(c)                    (1.09)(c)
   10.59      6.37(d)     37.65(d)    11,118       1.25(c)       (0.36)(c)
   10.56      6.07(d)     37.65(d)     9,957       1.95(c)       (1.04)(c)
   10.57      6.17(d)     37.65(d)     2,557       1.95(c)       (1.07)(c)
   10.61      6.57(d)     37.65(d)     9,026       0.95(c)        0.15(c)
   10.60      6.47(d)     37.65(d)         2       1.45(c)        0.40(c)
                            3.92(c)                    (3.03)(c)
                            4.37(c)                    (3.46)(c)
                            4.37(c)                    (3.49)(c)
                            3.37(c)                    (2.27)(c)
                            3.87(c)                    (2.02)(c)

-------------------------------------------------------------------------------

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               INCOME FROM               DISTRIBUTIONS TO
                                         INVESTMENT OPERATIONS(E)          SHAREHOLDERS
                                      ------------------------------ ------------------------
                                                    NET REALIZED
                                                   AND UNREALIZED
                                                   GAIN (LOSS) ON                 FROM NET
                            NET ASSET    NET        INVESTMENTS,                REALIZED GAIN NET INCREASE
                             VALUE,   INVESTMENT FUTURES AND FOREIGN  FROM NET  ON INVESTMENT  (DECREASE)
                            BEGINNING   INCOME    CURRENCY RELATED   INVESTMENT  AND FUTURES  IN NET ASSET
                            OF PERIOD   (LOSS)      TRANSACTIONS       INCOME   TRANSACTIONS     VALUE
 FOR THE SIX MONTHS ENDED JULY 31, (UNAUDITED)
  1998 - Class A Shares      $ 9.22     $ 0.05          $0.86          $   --       $ --         $ 0.91
  1998 - Class B Shares        9.21       0.03           0.85              --         --           0.88
  1998 - Class C Shares        9.22       0.04           0.84              --         --           0.88
  1998 - Institutional
  Shares                       9.24       0.04           0.89              --         --           0.93
  1998 - Service Shares        9.23       0.01           0.91              --         --           0.92
 FOR THE PERIOD ENDED JANUARY 31,
  1998 - Class A Shares(b)    10.00         --           0.13              --         --          (0.78)
  1998 - Class B Shares(b)    10.00      (0.02)          0.13              --         --          (0.79)
  1998 - Class C Shares(b)    10.00      (0.02)          0.13              --         --          (0.78)
  1998 - Institutional
  Shares(b)                   10.00       0.02           0.13           (0.02)        --          (0.76)
  1998 - Service Shares(b)    10.00       0.01           0.13              --         --          (0.77)

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Commenced operations on August 15, 1997.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

                                    GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

                                                                   RATIO OF
                                       NET ASSETS   RATIO OF    NET INVESTMENT
  NET ASSET                PORTFOLIO   AT END OF  NET EXPENSES INCOME (LOSS) TO
  VALUE, END     TOTAL     TURNOVER      PERIOD    TO AVERAGE    AVERAGE NET
  OF PERIOD    RETURN(A)     RATE      (IN 000S)   NET ASSETS       ASSETS
               RATIOS ASSUMING NO VOLUNTARY WAIVER
                  OF FEES OR EXPENSE LIMITATIONS
               -----------------------------------
                                              RATIO OF
                   RATIO OF                NET INVESTMENT
  NET ASSET      EXPENSES TO              INCOME (LOSS) TO
  VALUE, END     AVERAGE NET                 AVERAGE NET
  OF PERIOD         ASSETS                      ASSETS
  $10.13          9.75%(d)   47.50%(d)  $21,088       1.50%(c)       1.47%(c)
   10.09          9.55(d)    47.50(d)     6,169       2.00(c)        0.96(c)
   10.10          9.54(d)    47.50(d)     2,873       2.00(c)        0.97(c)
   10.17         10.06(d)    47.50(d)   215,297       1.00(c)        1.92(c)
   10.15          9.97(d)    47.50(d)        11       1.50(c)        0.93(c)
                               2.03%(c)                    0.94%(c)
                               2.53(c)                     0.43(c)
                               2.53(c)                     0.44(c)
                               1.53(c)                     1.39(c)
                               2.03(c)                     0.40(c)
      9.22       (7.66)(d)   25.16(d)     7,087       1.50(c)       (0.27)(c)
      9.21       (7.90)(d)   25.16(d)     2,721       2.00(c)       (0.72)(c)
      9.22       (7.80)(d)   25.16(d)     1,608       2.00(c)       (0.73)(c)
      9.24       (7.45)(d)   25.16(d)    17,719       1.00(c)        0.59 (c)
      9.23       (7.70)(d)   25.16(d)         1       1.50(c)        0.26 (c)
                               4.87(c)                    (3.90)(c)
                               5.12(c)                    (3.84)(c)
                               5.12(c)                    (3.85)(c)
                               4.12(c)                    (2.53)(c)
                               4.62(c)                    (2.86)(c)

--------------------------------------------------------------------------------

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements
July 31, 1998 (Unaudited)
 1. ORGANIZATION

 Goldman Sachs Trust (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940 (as amended) as an open-end, manage-ment investment company. The Trust includes the CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund and the CORE International Equity Fund, collectively the "Funds" or individually a "Fund". At July 31, 1998, each Fund offered five classes of shares -- Class A, Class B, Class C, Institutional and Service.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Funds. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Certain reclassifications have been made to the prior period amounts of the CORE In-ternational Equity Fund to conform with the current period presentation. Such reclassifications have no effect on previously reported net asset values of the Fund.

 A. INVESTMENT VALUATION -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded or NASDAQ. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Un-listed equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs at the mean between the most recent bid and asked prices. Debt securities are valued at prices supplied by an independent pricing service, which reflect broker / dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned. In addition, it is the Funds' policy to accrue for estimated capital gains taxes on foreign securities held by the Funds subject to such taxes.

 C. FOREIGN CURRENCY TRANSLATIONS -- The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and hold-ings of foreign currencies; (ii) gains and losses between trade date and set-tlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.

 D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The CORE International Fund is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The CORE International Equity Fund may enter into such contracts to seek to increase total return. All commitments are "marked to market" daily at the applicable

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
 translation rates and any resulting unrealized gains or losses are recorded in the funds' financial statements. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transac-tion or extinguished by delivery of the currency. Risks may arise upon enter-ing these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 E. FEDERAL TAXES -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. The characterization of distributions to sharehold-ers for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net in-vestment income or net realized gain on investment transactions, or from cap-ital, depending on the type of book / tax differences that may exist as well as timing differences associated with having different book and tax year ends.

 F. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs are amortized on a straight-line basis over a period of five years.

 G. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are generally allocated to the Funds based on each Fund's relative net assets.
   Class A, Class B and Class C shares bear all expenses and fees relating to the distribution and authorized dealer service plans. For the CORE U.S. Eq-uity Fund each class of shares separately bears its respective class specific transfer agency fees. Service shares separately bear a service class fee pay-able monthly to service organizations for their services.

 H. OPTION ACCOUNTING PRINCIPLES -- When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds en-ter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a pur-chased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

 I. FUTURES CONTRACTS -- The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return.
   Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the respective futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Funds daily, dependent on the daily fluctuations in the value of

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements (continued)
July 31, 1998 (Unaudited)
 the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the under-lying securities. This risk may decrease the effectiveness of the Funds' hedging strategies and potentially result in a loss.

 3. AGREEMENTS

 Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser to the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds and Goldman Sachs Funds Management L.P. ("GSFM"), an affiliate of Goldman Sachs, acts as investment adviser to the CORE U.S. Equity Fund pursu-ant to Investment Management Agreements (the "Agreements"). Under the Agree-ments, GSAM and GSFM, subject to the general supervision of the Trust's Board of Trustees, manage the Funds' portfolios. As compensation for the services rendered under the Agreements, the assumption of the expenses related thereto and administering the Funds' business affairs, including providing facili-ties, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .75%, .85% and .85% of the average daily net assets of the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Eq-uity Funds, respectively. GSFM is entitled to a fee of .75% of the average daily net assets of the CORE U.S. Equity Fund.
   Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Ex-penses" for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Eq-uity and CORE International Equity Funds (excluding management, service, distribution and authorized dealer service fees and litigation and indemnifi-cation costs, taxes, interest, brokerage commissions, extraordinary expenses and transfer agent fees in the case of the CORE U.S. Equity Fund) until fur-ther notice to the extent such expenses exceed .06%, .05%, .20% and .25% of the average daily net assets of the funds, respectively.
   Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charge imposed and has advised the Funds that it retained approximately $319,000, $233,000, $52,000 and $9,000 during the six months ended July 31, 1998 for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE Interna-tional Equity Funds, respectively.
   The Trust, on behalf of each Fund, has adopted Distribution Plans (the "Distribution Plans") pursuant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to receive a quarterly fee from each Fund for dis-tribution services equal, on an annual basis, to .25%, .75% and .75% of the Funds' average daily net assets attributable to Class A, Class B and Class C shares, respectively.
   The Trust, on behalf of each Fund, has adopted Authorized Dealer Service Plans (the "Dealer Service Plans") pursuant to which Goldman Sachs and Autho-rized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Dealer Service Plan equal, on an an-nual basis, to .25% of its average daily net assets attributable to Class A, Class B and Class C shares. Goldman Sachs also serves as the Transfer Agent of the funds for a fee. Effective September 1, 1998 fees charged for such transfer agent services are as follows: 0.19% of average daily net assets for Class A, Class B and Class C Shares and 0.04% of average daily net assets for Institutional and Service Class Shares.
   The Trust, on behalf of each Fund, has adopted a Service Plan. This plan allows for Service shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to .50% (on a annualized basis), of the average daily net asset value of the Service shares.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
 For the six months ended July 31, 1998 Goldman Sachs, GSAM, GSFM and the Dis-tributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

                                 WAIVERS
                            ------------------
                                       CLASS A               REIMBURSEMENT
 FUND                       MANAGEMENT  12B-1  REIMBURSEMENT  OUTSTANDING
 -------------------------------------------------------------------------
 CORE U.S. Equity                 $669    $ --          $ 42          $ 42
 -------------------------------------------------------------------------
 CORE Large Cap Growth             133     110           278           182
 -------------------------------------------------------------------------
 CORE Small Cap Equity              32      17           188            57
 -------------------------------------------------------------------------
 CORE International Equity          59      --           259           131
 -------------------------------------------------------------------------

 GSAM and GSFM may discontinue or modify these waivers in the future at their discretion.

 At July 31, 1998, the amounts owed to affiliates were as follows (in thou-sands):

                                                   AUTHORIZED
                                                     DEALER   TRANSFER
 FUND                       MANAGEMENT DISTRIBUTOR  SERVICE    AGENT   TOTAL
 ----------------------------------------------------------------------------
 CORE U.S. Equity                 $488        $529       $395     $143 $1,555
 ----------------------------------------------------------------------------
 CORE Large Cap Growth             145          89         99       34    367
 ----------------------------------------------------------------------------
 CORE Small Cap Equity              56          39         28       --    123
 ----------------------------------------------------------------------------
 CORE International Equity         140          25         18        3    186
 ----------------------------------------------------------------------------

 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments, futures and options) for the six months ended July 31, 1998, were as follows:

                                                                                SALES OR
 FUND                                     PURCHASES                            MATURITIES
 -----------------------------------------------------------------------------------------
 CORE U.S. Equity                       $ 360,895,070                         $182,575,908
 -----------------------------------------------------------------------------------------
 CORE Large Cap Growth                    298,588,631                           79,249,438
 -----------------------------------------------------------------------------------------
 CORE Small Cap Equity                     62,667,138                            9,451,314
 -----------------------------------------------------------------------------------------
 CORE International Equity                269,244,147                           55,840,322
 -----------------------------------------------------------------------------------------

   For the six months ended July 31, 1998, Goldman Sachs earned approximately $34,000, $31,000 and $28,000 of brokerage commissions from portfolio transac-tions executed on behalf of the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds, respectively.

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements (continued)
July 31, 1998 (Unaudited)
 5. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the six months ended July 31, 1998 is as follows:

                            GOLDMAN SACHS
                        CORE U.S. EQUITY FUND

                           SHARES       DOLLARS

 CLASS A SHARES
 Shares sold            4,373,115  $131,229,528
 Shares repurchased    (1,897,042)  (57,412,841)

                        2,476,073    73,816,687
 -----------------------------------------------
 CLASS B SHARES
 Shares sold            1,357,106    40,472,877
 Shares repurchased      (170,792)   (5,078,986)

                        1,186,314    35,393,891
 -----------------------------------------------
 CLASS C SHARES
 Shares sold              298,123     8,860,316
 Shares repurchased       (22,377)     (676,133)

                          275,746     8,184,183
 -----------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold            2,373,307    74,277,427
 Shares repurchased      (164,033)   (4,953,975)

                        2,209,274    69,323,452
 -----------------------------------------------
 SERVICE SHARES
 Shares sold               74,235     2,254,521
 Shares repurchased       (25,561)     (779,505)

                           48,674     1,475,016
 -----------------------------------------------
 NET INCREASE           6,196,081  $188,193,229
 -----------------------------------------------

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

         GOLDMAN SACHS                 GOLDMAN SACHS                   GOLDMAN SACHS
   CORE LARGE CAP GROWTH FUND   CORE SMALL CAP EQUITY FUND    CORE INTERNATIONAL EQUITY FUND
 ----------------------------------------------------------------------------------------------
         SHARES        DOLLARS        SHARES         DOLLARS          SHARES           DOLLARS
 ----------------------------------------------------------------------------------------------
     4,324,879   $  58,659,485     1,150,036  $   13,290,869       1,424,896  $     14,384,135
      (434,756)     (5,984,282)     (237,873)     (2,777,532)       (110,571)       (1,123,776)
 ----------------------------------------------------------------------------------------------
     3,890,123      52,675,203       912,163      10,513,337       1,314,325        13,260,359
 ----------------------------------------------------------------------------------------------
     2,555,049      35,220,975       494,617       5,737,709         322,482         3,253,201
      (114,809)     (1,553,789)      (41,383)       (478,672)         (6,832)          (68,712)
 ----------------------------------------------------------------------------------------------
     2,440,240      33,667,186       453,234       5,259,037         315,650         3,184,489
 ----------------------------------------------------------------------------------------------
       832,280      11,439,066       209,566       2,428,395         147,294         1,473,180
       (42,710)       (583,968)      (34,935)       (405,281)        (37,234)         (374,948)
 ----------------------------------------------------------------------------------------------
       789,570      10,855,098       174,631       2,023,114         110,060         1,098,232
 ----------------------------------------------------------------------------------------------
    10,196,002     143,225,587     3,503,433      41,080,475      20,420,363       207,881,624
      (908,265)    (13,020,693)     (197,604)     (2,343,275)     (1,179,595)      (12,134,253)
 ----------------------------------------------------------------------------------------------
     9,287,737     130,204,894     3,305,829      38,737,200      19,240,768       195,747,371
 ----------------------------------------------------------------------------------------------
        26,864         379,271         1,939          22,624             936            10,000
            --              --            --              --              --                --
 ----------------------------------------------------------------------------------------------
        26,864         379,271         1,939          22,624             936            10,000
 ----------------------------------------------------------------------------------------------
    16,434,534   $ 227,781,652     4,847,796  $   56,555,312      20,981,739  $    213,300,451
 ----------------------------------------------------------------------------------------------

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements (continued)
July 31, 1998 (Unaudited)
 5. SUMMARY OF SHARE TRANSACTIONS

 Audited share activity for the period ended January 31, 1998 is as follows:

                                                   GOLDMAN SACHS
                                               CORE U.S. EQUITY FUND
                                                  ---------------------
                                                  SHARES       DOLLARS
                                                  ---------------------
 CLASS A SHARES
 Shares sold                                   6,317,528  $166,483,899
 Reinvestment of dividends and distributions   1,196,100    30,986,861
 Shares repurchased                           (2,217,030)  (58,462,482)
                                                  ---------------------
                                               5,296,598   139,008,278
 ----------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                                   1,587,418    41,644,211
 Reinvestment of dividends and distributions     160,708     4,120,872
 Shares repurchased                             (243,200)   (6,477,303)
                                                  ---------------------
                                               1,504,926    39,287,780
 ----------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                                     301,152     8,133,714
 Reinvestment of dividends and distributions      13,010       332,320
 Shares repurchased                              (75,324)   (2,069,721)
                                                  ---------------------
                                                 238,838     6,396,313
 ----------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                                   1,723,166    45,504,817
 Reinvestment of dividends and distributions     637,429    16,625,599
 Shares repurchased                           (1,139,364)  (30,605,181)
                                                  ---------------------
                                               1,221,231    31,525,235
 ----------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                                     132,991     3,486,302
 Reinvestment of dividends and distributions      22,975       593,618
 Shares repurchased                              (17,860)     (452,461)
                                                  ---------------------
                                                 138,106     3,627,459
 ----------------------------------------------------------------------
 NET INCREASE IN SHARES                        8,399,699  $219,845,065
 ----------------------------------------------------------------------

 (a) Commencement dates of operations for the CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds were May 1, 1997, August 15, 1997 and August 15, 1997, respectively.

                                         GOLDMAN SACHS TRUST - CORE EQUITY FUNDS

          GOLDMAN SACHS                   GOLDMAN SACHS                     GOLDMAN SACHS
  CORE LARGE CAP GROWTH FUND(A)   CORE SMALL CAP EQUITY FUND(A)   CORE INTERNATIONAL EQUITY FUND(A)
 ----------------------------------------------------------------------------------------------------
          SHARES         DOLLARS         SHARES          DOLLARS           SHARES            DOLLARS
 ----------------------------------------------------------------------------------------------------
      4,984,608   $   55,490,159      1,082,435  $    11,495,763          794,938  $       7,369,683
        116,958        1,326,300          2,621           26,811              156              1,407
       (609,700)      (7,218,956)       (35,569)        (376,899)         (26,702)          (238,798)
 ----------------------------------------------------------------------------------------------------
      4,491,866       49,597,503      1,049,487       11,145,675          768,392          7,132,236
 ----------------------------------------------------------------------------------------------------
      1,245,868       14,674,329        952,128       10,018,888          307,513          2,897,478
         29,355          331,745          3,118           31,832               --                 --
       (113,110)      (1,345,680)       (12,396)        (128,919)         (11,971)          (110,882)
 ----------------------------------------------------------------------------------------------------
      1,162,113       13,660,394        942,850        9,921,801          295,542          2,786,596
 ----------------------------------------------------------------------------------------------------
        351,956        4,181,116        259,583        2,755,067          192,766          1,797,901
          6,404           72,365            582            5,937               --                 --
        (11,868)        (140,832)       (18,140)        (190,833)         (18,328)          (161,309)
 ----------------------------------------------------------------------------------------------------
        346,492        4,112,649        242,025        2,570,171          174,438          1,636,592
 ----------------------------------------------------------------------------------------------------
        392,622        4,603,030        850,292        8,678,220        1,925,620         18,216,557
              7               79          2,917           29,872            1,603             13,900
         (3,701)         (43,927)        (2,351)         (24,802)          (6,759)           (62,449)
 ----------------------------------------------------------------------------------------------------
        388,928        4,559,182        850,858        8,683,290        1,920,464         18,168,008
 ----------------------------------------------------------------------------------------------------
          9,303          109,118            160            1,600              161              1,599
            316            3,579             --                7               --                 --
             --               --             --               --               --                 --
 ----------------------------------------------------------------------------------------------------
          9,619          112,697            160            1,607              161              1,599
 ----------------------------------------------------------------------------------------------------
      6,399,018   $   72,042,425      3,085,380  $    32,322,544        3,158,997  $      29,725,031
 ----------------------------------------------------------------------------------------------------

GOLDMAN SACHS TRUST - CORE EQUITY FUNDS
Notes to Financial Statements (continued)
July 31, 1998 (Unaudited)

 6. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at each Fund's custodian.

 7. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Funds, together with other registered investment companies having manage-ment agreements with GSAM or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At July 31, 1998, the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds had undivided interests in the repurchase agreements in the following joint ac-count which equaled $18,400,000, $7,300,000 and $4,100,000, respectively, in principal amount. At July 31, 1998, the repurchase agreements held in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date) were as follows:

                                   PRINCIPAL   INTEREST MATURITY   AMORTIZED
                                     AMOUNT      RATE     DATE        COST
 ------------------------------------------------------------------------------
 BEAR STEARNS COMPANIES, INC.,    $100,000,000    5.70% 08/03/98   $100,000,000
 dated 07/31/98, repurchase price $100,047,500 (total collateral value
 $103,015,560 consisting of GNMA: 6.50%, 08/15/27; FHLMC: 7.00%, 11/01/27;
FNMA: 9.00%, 11/01/25)
 ------------------------------------------------------------------------------
 DONALDSON, LUFKIN & JENRETTE,    $200,000,000    5.68% 08/03/98   $200,000,000
 dated 07/31/98, repurchase price $200,094,667 (total collateral value
 $207,985,925 consisting of FNMA: 7.00%, 03/01/28; FHLMC: 5.50%, 05/01/13)
 ------------------------------------------------------------------------------
 NATIONSBANK,                     $300,000,000    5.70% 08/03/98   $300,000,000
 dated 07/31/98, repurchase price $300,142,500 (total collateral value
 $306,061,477 consisting of FNMA: 6.50%, 11/01/12)
 ------------------------------------------------------------------------------
 NOMURA SECURITIES, INTERNATION-
AL,                               $450,000,000    5.70% 08/03/98   $450,000,000
 dated 07/31/98, repurchase price $450,213,750 (total collateral value
 $459,000,001 consisting of FNMA: 5.50%-9.00%, 07/01/99-08/01/28; FHLMC:
 5.00%-8.50%, 12/01/98-07/01/28)
 ------------------------------------------------------------------------------
 SALOMON-SMITH BARNEY,            $404,700,000    5.69% 08/03/98   $404,700,000
 dated 07/31/98, repurchase price $404,891,895 (total collateral value
 $413,162,707 consisting of FNMA: 6.50%-8.00%, 08/01/26-07/01/28; FHLMC:
 8.00%-8.50%, 05/01/27-11/01/27)
 ------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                        $1,454,700,000
 ------------------------------------------------------------------------------

 8. LINE OF CREDIT FACILITY

 The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. In addition, the Funds participate in a $50,000,000 com-mitted, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restric-tive arrangement, the Funds must own securities having a market value in ex-cess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. During the six months ended July 31, 1998, the Funds did not have any borrowings under these facilities.

 9. OTHER MATTERS

 As of July 31, 1998, Goldman, Sachs & Co. Employees Profit Sharing Master Trust was the beneficial owner of 14% of the outstanding shares of the CORE U.S. Equity Fund.

                                                 GOLDMAN SACHS CORE EQUITY FUNDS

An Action Plan for Volatile Markets

When fear and uncertainty temporarily take hold of global markets, you can gain a greater sense of control over your own investment portfolio by making sound decisions. Whether you are a seasoned investor or a market neophyte, the following thoughts are intended to help you maintain some perspective during these volatile market times.


Remember the factors

you considered when you first

began investing: your long-term

objectives, time horizon, risk

tolerance and financial needs.


Stay on Course

Don't let market directions dictate your investment decisions -- avoid the common of basing decisions on emotions or uncertainty. Remember the factors you considered when you first began investing: your long-term objectives, time horizon, risk tolerance and financial needs.


Stay Diversified

Global diversification is one of the best defenses against uncertain markets. Because the world's countries have varying economies, growth rates and stages of development, they tend to offer strong performance at different times. Diversifying among equity markets enables you to capture a wide range of opportunities and seek maximum risk-adjusted returns.


Stay Invested

Investors often redeem at market lows because of concern or lack of information -- and negatively impact their longer-term returns. With stock investing, the longer your holding period, the greater the likelihood of positive returns.


Consult Your Financial Advisor

Market declines provide a good opportunity to touch base with your advisor, gain confirmation that you are properly diversified and assess whether any recent life events necessitate a change in asset allocation policy.


For More Information

Goldman Sachs Asset Management offers a broad spectrum of equity mutual funds that can help you weather market ups and downs. For more information on Goldman Sachs Funds, contact your investment professional.

GOLDMAN SACHS ASSET MANAGEMENT

ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK, NEW YORK 10004

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard B. Strubel

OFFICERS
Douglas C. Grip, President
Jesse Cole, Vice President
James A. Fitzpatrick, Vice President
Anne Marcel, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN SACHS
Investment Adviser,
Distributor and Transfer Agent

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co., distributor of the Fund, is not a bank, and Fund shares distributed by it are neither bank deposits nor obligations of, nor endorsed, nor guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency. Investment in the Fund involves risks, including possible loss of the principal amount invested.

CORE International Equity Fund's foreign investments and active management techniques entail risks in addition to those customarily associated with investing in dollar-denominated securities of U.S issuers. Compared with domestic securities markets, foreign markets may be less liquid, more volatile and less subject to government regulation, and may make available less public information about issuers. The Funds may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates or both.

The stocks of smaller companies are often associated with higher risks, including greater volatility, than stocks of larger companies.

Source: Lipper Analytical Services, Inc. All Rights Reserved. The Lipper Growth Fund category includes funds that invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of stocks represented in the major unmanaged stock indices. The Lipper Small Cap Fund category includes funds that by prospectus or portfolio practice invests primarily in companies with market capitalizations less than $1 billion at the time of purchase. The Lipper Growth and Income Fund category includes funds which combine a growth of earnings orientation and an income requirement for level and or rising dividends. Past Performance is no guarantee of future results.


(C) Copyright 1998 Goldman, Sachs & Co. All rights reserved.
Date of first use: September 30, 1998

CORESAR / 102K / 9-98